Vanguard® Long-Term Bond Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (45.8%)
U.S. Government Securities (45.4%)
United States Treasury Note/Bond	3.375%	5/15/33	7,649	6,939
United States Treasury Note/Bond	3.875%	8/15/33	14,427	13,633
United States Treasury Note/Bond	4.375%	2/15/38	2,820	2,731
United States Treasury Note/Bond	4.500%	5/15/38	8,195	8,009
United States Treasury Note/Bond	3.500%	2/15/39	18,598	16,055
United States Treasury Note/Bond	4.250%	5/15/39	26,061	24,550
United States Treasury Note/Bond	4.500%	8/15/39	16,000	15,492
United States Treasury Note/Bond	4.375%	11/15/39	27,421	26,084
United States Treasury Note/Bond	4.625%	2/15/40	25,000	24,469
United States Treasury Note/Bond	1.125%	5/15/40	114,331	65,562
United States Treasury Note/Bond	4.375%	5/15/40	31,160	29,534
United States Treasury Note/Bond	1.125%	8/15/40	97,381	55,294
United States Treasury Note/Bond	3.875%	8/15/40	22,565	20,019
United States Treasury Note/Bond	1.375%	11/15/40	113,915	67,334
United States Treasury Note/Bond	4.250%	11/15/40	25,590	23,787
United States Treasury Note/Bond	1.875%	2/15/41	138,013	89,018
United States Treasury Note/Bond	4.750%	2/15/41	33,080	32,703
United States Treasury Note/Bond	2.250%	5/15/41	112,410	77,089
United States Treasury Note/Bond	4.375%	5/15/41	27,045	25,481
United States Treasury Note/Bond	1.750%	8/15/41	146,982	91,496
United States Treasury Note/Bond	3.750%	8/15/41	15,000	12,975
United States Treasury Note/Bond	2.000%	11/15/41	142,025	92,139
United States Treasury Note/Bond	3.125%	11/15/41	23,137	18,184
United States Treasury Note/Bond	2.375%	2/15/42	115,666	79,936
United States Treasury Note/Bond	3.125%	2/15/42	31,882	24,972
United States Treasury Note/Bond	3.000%	5/15/42	31,515	24,109
United States Treasury Note/Bond	3.250%	5/15/42	89,868	71,628
United States Treasury Note/Bond	2.750%	8/15/42	38,553	28,228
United States Treasury Note/Bond	3.375%	8/15/42	72,358	58,666
United States Treasury Note/Bond	2.750%	11/15/42	44,668	32,580
United States Treasury Note/Bond	4.000%	11/15/42	56,034	49,748
United States Treasury Note/Bond	3.125%	2/15/43	36,760	28,443
United States Treasury Note/Bond	3.875%	2/15/43	58,666	51,067
United States Treasury Note/Bond	2.875%	5/15/43	65,085	48,183
United States Treasury Note/Bond	3.875%	5/15/43	60,478	52,588
United States Treasury Note/Bond	3.625%	8/15/43	42,744	35,651
United States Treasury Note/Bond	4.375%	8/15/43	40,740	38,028
United States Treasury Note/Bond	3.750%	11/15/43	43,910	37,255
United States Treasury Note/Bond	3.625%	2/15/44	45,299	37,655
United States Treasury Note/Bond	3.375%	5/15/44	30,390	24,241
United States Treasury Note/Bond	3.125%	8/15/44	56,188	42,914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	11/15/44	34,000	25,362
	United States Treasury Note/Bond	2.500%	2/15/45	64,021	43,475
	United States Treasury Note/Bond	3.000%	5/15/45	29,885	22,180
	United States Treasury Note/Bond	2.875%	8/15/45	64,417	46,642
	United States Treasury Note/Bond	3.000%	11/15/45	35,465	26,222
	United States Treasury Note/Bond	2.500%	2/15/46	75,385	50,567
	United States Treasury Note/Bond	2.500%	5/15/46	55,881	37,414
	United States Treasury Note/Bond	2.250%	8/15/46	42,753	27,095
	United States Treasury Note/Bond	2.875%	11/15/46	31,084	22,313
	United States Treasury Note/Bond	3.000%	2/15/47	57,604	42,285
	United States Treasury Note/Bond	3.000%	5/15/47	54,172	39,732
	United States Treasury Note/Bond	2.750%	8/15/47	88,341	61,673
	United States Treasury Note/Bond	2.750%	11/15/47	92,791	64,692
	United States Treasury Note/Bond	3.000%	2/15/48	70,840	51,835
	United States Treasury Note/Bond	3.125%	5/15/48	77,901	58,353
	United States Treasury Note/Bond	3.000%	8/15/48	74,163	54,220
	United States Treasury Note/Bond	3.375%	11/15/48	84,701	66,450
	United States Treasury Note/Bond	3.000%	2/15/49	84,881	62,069
	United States Treasury Note/Bond	2.875%	5/15/49	85,385	60,917
	United States Treasury Note/Bond	2.250%	8/15/49	77,510	48,250
	United States Treasury Note/Bond	2.375%	11/15/49	78,361	50,151
	United States Treasury Note/Bond	2.000%	2/15/50	92,244	53,833
	United States Treasury Note/Bond	1.250%	5/15/50	90,146	42,538
	United States Treasury Note/Bond	1.375%	8/15/50	122,559	59,824
	United States Treasury Note/Bond	1.625%	11/15/50	123,479	64,672
	United States Treasury Note/Bond	1.875%	2/15/51	138,519	77,657
	United States Treasury Note/Bond	2.375%	5/15/51	147,136	93,339
	United States Treasury Note/Bond	2.000%	8/15/51	141,524	81,708
	United States Treasury Note/Bond	1.875%	11/15/51	148,055	82,564
	United States Treasury Note/Bond	2.250%	2/15/52	142,203	87,322
	United States Treasury Note/Bond	2.875%	5/15/52	116,529	82,663
	United States Treasury Note/Bond	3.000%	8/15/52	114,201	83,260
	United States Treasury Note/Bond	4.000%	11/15/52	102,635	90,992
	United States Treasury Note/Bond	3.625%	2/15/53	125,349	103,746
	United States Treasury Note/Bond	3.625%	5/15/53	124,356	103,002
	United States Treasury Note/Bond	4.125%	8/15/53	87,430	79,411
					3,752,897
Agency Bonds and Notes (0.4%)
[1]	AID-Israel	5.500%	9/18/33	1,630	1,688
	Federal Home Loan Banks	5.625%	3/14/36	1,000	1,042
	Federal Home Loan Banks	5.500%	7/15/36	4,055	4,275
[2,3]	Federal Home Loan Mortgage Corp.	0.000%	11/15/38	40	18
[3]	Federal National Mortgage Assn.	5.625%	7/15/37	3,596	3,839
[3]	Federal National Mortgage Assn.	6.210%	8/6/38	770	860
	Tennessee Valley Authority	4.650%	6/15/35	2,510	2,401
	Tennessee Valley Authority	5.880%	4/1/36	4,535	4,831
	Tennessee Valley Authority	5.980%	4/1/36	1,000	1,068
	Tennessee Valley Authority	6.150%	1/15/38	2,450	2,638
	Tennessee Valley Authority	5.500%	6/15/38	1,175	1,193
	Tennessee Valley Authority	5.250%	9/15/39	7,090	6,940
	Tennessee Valley Authority	4.875%	1/15/48	2,650	2,435
	Tennessee Valley Authority	4.250%	9/15/52	950	772
	Tennessee Valley Authority	5.375%	4/1/56	950	922
	Tennessee Valley Authority	4.625%	9/15/60	400	343
	Tennessee Valley Authority	4.250%	9/15/65	2,500	1,991
					37,256
Total U.S. Government and Agency Obligations (Cost $5,127,042)					3,790,153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Corporate Bonds (47.0%)
Communications (5.7%)
	Activision Blizzard Inc.	2.500%	9/15/50	3,497	2,078
	Alphabet Inc.	1.900%	8/15/40	1,750	1,092
	Alphabet Inc.	2.050%	8/15/50	4,680	2,557
	Alphabet Inc.	2.250%	8/15/60	4,061	2,152
	America Movil SAB de CV	6.375%	3/1/35	1,038	1,074
	America Movil SAB de CV	6.125%	11/15/37	930	927
	America Movil SAB de CV	6.125%	3/30/40	3,677	3,640
	America Movil SAB de CV	4.375%	7/16/42	2,179	1,756
	America Movil SAB de CV	4.375%	4/22/49	2,496	1,970
	AT&T Inc.	2.550%	12/1/33	7,469	5,482
	AT&T Inc.	5.400%	2/15/34	6,060	5,668
	AT&T Inc.	4.500%	5/15/35	8,071	6,877
	AT&T Inc.	4.900%	8/15/37	3,199	2,771
	AT&T Inc.	4.850%	3/1/39	2,535	2,140
	AT&T Inc.	3.500%	6/1/41	5,719	3,973
	AT&T Inc.	4.300%	12/15/42	2,730	2,094
	AT&T Inc.	4.650%	6/1/44	940	736
	AT&T Inc.	4.800%	6/15/44	95	76
	AT&T Inc.	4.350%	6/15/45	1,666	1,238
	AT&T Inc.	4.750%	5/15/46	5,700	4,488
[2]	AT&T Inc.	5.150%	11/15/46	3,572	2,975
	AT&T Inc.	5.450%	3/1/47	50	44
	AT&T Inc.	4.500%	3/9/48	4,170	3,159
	AT&T Inc.	4.550%	3/9/49	2,293	1,732
	AT&T Inc.	3.650%	6/1/51	6,760	4,356
	AT&T Inc.	3.500%	9/15/53	15,586	9,630
	AT&T Inc.	3.550%	9/15/55	15,895	9,743
	AT&T Inc.	3.800%	12/1/57	12,894	8,165
	AT&T Inc.	3.650%	9/15/59	13,630	8,283
	AT&T Inc.	3.850%	6/1/60	4,553	2,899
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	2,181	1,690
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	695	521
[2]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	900	600
[2]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	2,225	1,361
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	1,400	932
	Charter Communications Operating LLC	6.384%	10/23/35	3,270	3,044
	Charter Communications Operating LLC	5.375%	4/1/38	2,052	1,676
	Charter Communications Operating LLC	3.500%	6/1/41	2,397	1,502
	Charter Communications Operating LLC	3.500%	3/1/42	3,330	2,053
	Charter Communications Operating LLC	6.484%	10/23/45	6,022	5,252
	Charter Communications Operating LLC	5.375%	5/1/47	3,994	3,047
	Charter Communications Operating LLC	5.750%	4/1/48	5,159	4,121
	Charter Communications Operating LLC	5.125%	7/1/49	3,357	2,441
	Charter Communications Operating LLC	4.800%	3/1/50	5,968	4,157
	Charter Communications Operating LLC	3.700%	4/1/51	3,186	1,850
	Charter Communications Operating LLC	3.900%	6/1/52	5,341	3,193
	Charter Communications Operating LLC	5.250%	4/1/53	3,532	2,640
	Charter Communications Operating LLC	6.834%	10/23/55	1,593	1,409
	Charter Communications Operating LLC	3.850%	4/1/61	2,780	1,548
	Charter Communications Operating LLC	4.400%	12/1/61	2,970	1,818
	Charter Communications Operating LLC	3.950%	6/30/62	2,505	1,416
	Charter Communications Operating LLC	5.500%	4/1/63	2,300	1,696
	Comcast Corp.	4.200%	8/15/34	1,995	1,743
	Comcast Corp.	5.650%	6/15/35	1,744	1,720
	Comcast Corp.	4.400%	8/15/35	1,947	1,716
	Comcast Corp.	6.500%	11/15/35	1,072	1,133

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Comcast Corp.	3.200%	7/15/36	2,136	1,640
Comcast Corp.	6.450%	3/15/37	1,187	1,240
Comcast Corp.	3.900%	3/1/38	1,865	1,514
Comcast Corp.	4.600%	10/15/38	2,637	2,308
Comcast Corp.	3.250%	11/1/39	3,570	2,596
Comcast Corp.	3.750%	4/1/40	4,323	3,347
Comcast Corp.	4.650%	7/15/42	495	417
Comcast Corp.	4.600%	8/15/45	2,280	1,877
Comcast Corp.	3.400%	7/15/46	2,584	1,758
Comcast Corp.	4.000%	8/15/47	1,186	885
Comcast Corp.	3.969%	11/1/47	4,010	2,982
Comcast Corp.	4.000%	3/1/48	1,649	1,236
Comcast Corp.	4.700%	10/15/48	3,125	2,639
Comcast Corp.	3.999%	11/1/49	5,447	4,028
Comcast Corp.	3.450%	2/1/50	4,752	3,197
Comcast Corp.	2.800%	1/15/51	4,137	2,423
Comcast Corp.	2.887%	11/1/51	7,716	4,549
Comcast Corp.	2.450%	8/15/52	1,375	742
Comcast Corp.	4.049%	11/1/52	1,500	1,115
Comcast Corp.	5.350%	5/15/53	3,341	3,049
Comcast Corp.	2.937%	11/1/56	11,543	6,559
Comcast Corp.	4.950%	10/15/58	2,649	2,274
Comcast Corp.	2.650%	8/15/62	1,810	945
Comcast Corp.	2.987%	11/1/63	9,240	5,107
Comcast Corp.	5.500%	5/15/64	4,145	3,757
Discovery Communications LLC	5.000%	9/20/37	1,182	965
Discovery Communications LLC	4.875%	4/1/43	1,101	819
Discovery Communications LLC	5.200%	9/20/47	2,445	1,849
Discovery Communications LLC	5.300%	5/15/49	2,436	1,862
Discovery Communications LLC	4.650%	5/15/50	1,963	1,368
Discovery Communications LLC	4.000%	9/15/55	3,879	2,323
Electronic Arts Inc.	2.950%	2/15/51	1,550	936
Fox Corp.	5.476%	1/25/39	1,967	1,700
Fox Corp.	5.576%	1/25/49	3,136	2,614
Grupo Televisa SAB	6.625%	1/15/40	1,195	1,162
Grupo Televisa SAB	5.000%	5/13/45	1,605	1,270
Grupo Televisa SAB	6.125%	1/31/46	1,775	1,616
Grupo Televisa SAB	5.250%	5/24/49	1,550	1,275
Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,201	1,027
Meta Platforms Inc.	4.450%	8/15/52	5,810	4,598
Meta Platforms Inc.	5.600%	5/15/53	5,047	4,780
Meta Platforms Inc.	4.650%	8/15/62	2,793	2,211
Meta Platforms Inc.	5.750%	5/15/63	3,512	3,308
NBCUniversal Media LLC	4.450%	1/15/43	2,305	1,884
Orange SA	5.375%	1/13/42	1,840	1,672
Orange SA	5.500%	2/6/44	1,586	1,460
Paramount Global	6.875%	4/30/36	2,363	2,136
Paramount Global	5.900%	10/15/40	305	237
Paramount Global	4.850%	7/1/42	1,576	1,058
Paramount Global	4.375%	3/15/43	2,715	1,749
Paramount Global	5.850%	9/1/43	1,025	790
Paramount Global	5.250%	4/1/44	1,232	856
Paramount Global	4.900%	8/15/44	1,936	1,289
Paramount Global	4.600%	1/15/45	1,819	1,160
Paramount Global	4.950%	5/19/50	1,552	1,051
Rogers Communications Inc.	7.500%	8/15/38	780	807
Rogers Communications Inc.	4.500%	3/15/42	2,235	1,730
Rogers Communications Inc.	4.500%	3/15/43	1,275	962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	5.450%	10/1/43	705	599
	Rogers Communications Inc.	5.000%	3/15/44	1,274	1,025
	Rogers Communications Inc.	4.300%	2/15/48	501	351
	Rogers Communications Inc.	4.350%	5/1/49	1,876	1,335
	Rogers Communications Inc.	3.700%	11/15/49	1,275	813
	Rogers Communications Inc.	4.550%	3/15/52	5,435	3,973
	Telefonica Emisiones SA	7.045%	6/20/36	4,479	4,609
	Telefonica Emisiones SA	4.665%	3/6/38	1,301	1,043
	Telefonica Emisiones SA	5.213%	3/8/47	3,882	3,079
	Telefonica Emisiones SA	4.895%	3/6/48	3,156	2,383
	Telefonica Emisiones SA	5.520%	3/1/49	2,459	2,020
	TELUS Corp.	4.600%	11/16/48	980	756
	TELUS Corp.	4.300%	6/15/49	1,321	967
	Thomson Reuters Corp.	5.500%	8/15/35	844	798
	Thomson Reuters Corp.	5.850%	4/15/40	1,000	932
	Thomson Reuters Corp.	5.650%	11/23/43	720	628
	Time Warner Cable LLC	6.550%	5/1/37	3,055	2,770
	Time Warner Cable LLC	7.300%	7/1/38	3,678	3,542
	Time Warner Cable LLC	6.750%	6/15/39	3,016	2,749
	Time Warner Cable LLC	5.875%	11/15/40	1,602	1,328
	Time Warner Cable LLC	5.500%	9/1/41	2,177	1,698
	Time Warner Cable LLC	4.500%	9/15/42	2,445	1,694
	T-Mobile USA Inc.	5.750%	1/15/34	2,000	1,951
	T-Mobile USA Inc.	4.375%	4/15/40	4,870	3,911
	T-Mobile USA Inc.	3.000%	2/15/41	3,850	2,550
	T-Mobile USA Inc.	4.500%	4/15/50	6,153	4,718
	T-Mobile USA Inc.	3.300%	2/15/51	7,195	4,467
	T-Mobile USA Inc.	3.400%	10/15/52	5,765	3,592
	T-Mobile USA Inc.	5.650%	1/15/53	3,222	2,944
	T-Mobile USA Inc.	5.750%	1/15/54	3,009	2,773
	T-Mobile USA Inc.	6.000%	6/15/54	2,000	1,907
	T-Mobile USA Inc.	3.600%	11/15/60	4,099	2,539
[2]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	1,849	1,477
[2]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	1,377	1,029
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	2,590	2,041
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	360	228
	Verizon Communications Inc.	4.400%	11/1/34	4,691	4,068
	Verizon Communications Inc.	4.272%	1/15/36	3,858	3,291
	Verizon Communications Inc.	5.250%	3/16/37	2,878	2,667
	Verizon Communications Inc.	4.812%	3/15/39	3,126	2,691
	Verizon Communications Inc.	2.650%	11/20/40	4,845	3,047
	Verizon Communications Inc.	3.400%	3/22/41	8,942	6,305
	Verizon Communications Inc.	2.850%	9/3/41	1,504	968
	Verizon Communications Inc.	4.750%	11/1/41	1,669	1,435
	Verizon Communications Inc.	3.850%	11/1/42	660	487
	Verizon Communications Inc.	4.125%	8/15/46	3,471	2,585
	Verizon Communications Inc.	4.862%	8/21/46	5,812	4,806
	Verizon Communications Inc.	4.522%	9/15/48	2,867	2,248
	Verizon Communications Inc.	2.875%	11/20/50	7,880	4,532
	Verizon Communications Inc.	3.550%	3/22/51	9,632	6,342
	Verizon Communications Inc.	3.875%	3/1/52	2,510	1,762
	Verizon Communications Inc.	2.987%	10/30/56	10,118	5,620
	Verizon Communications Inc.	3.000%	11/20/60	3,845	2,081
	Verizon Communications Inc.	3.700%	3/22/61	5,449	3,465
	Vodafone Group plc	6.150%	2/27/37	3,910	3,844
	Vodafone Group plc	4.375%	2/19/43	3,236	2,494
	Vodafone Group plc	5.250%	5/30/48	2,505	2,127
	Vodafone Group plc	4.875%	6/19/49	4,155	3,314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vodafone Group plc	4.250%	9/17/50	2,339	1,685
	Vodafone Group plc	5.625%	2/10/53	1,400	1,240
	Vodafone Group plc	5.125%	6/19/59	865	686
	Vodafone Group plc	5.750%	2/10/63	1,300	1,140
	Walt Disney Co.	6.200%	12/15/34	1,990	2,066
	Walt Disney Co.	6.400%	12/15/35	1,896	1,982
	Walt Disney Co.	6.150%	3/1/37	533	539
	Walt Disney Co.	6.650%	11/15/37	2,150	2,310
	Walt Disney Co.	4.625%	3/23/40	1,705	1,485
	Walt Disney Co.	3.500%	5/13/40	3,142	2,353
	Walt Disney Co.	6.150%	2/15/41	394	397
	Walt Disney Co.	5.400%	10/1/43	947	882
	Walt Disney Co.	4.750%	9/15/44	2,203	1,879
	Walt Disney Co.	4.750%	11/15/46	1,277	1,068
	Walt Disney Co.	2.750%	9/1/49	4,424	2,618
	Walt Disney Co.	4.700%	3/23/50	4,071	3,449
	Walt Disney Co.	3.600%	1/13/51	5,583	3,880
	Walt Disney Co.	3.800%	5/13/60	2,555	1,763
	Warnermedia Holdings Inc.	5.050%	3/15/42	10,070	7,790
	Warnermedia Holdings Inc.	5.141%	3/15/52	12,856	9,538
	Warnermedia Holdings Inc.	5.391%	3/15/62	6,100	4,497
					473,407
Consumer Discretionary (2.9%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	854	739
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,445	1,890
	Alibaba Group Holding Ltd.	2.700%	2/9/41	2,235	1,342
	Alibaba Group Holding Ltd.	4.200%	12/6/47	3,050	2,133
	Alibaba Group Holding Ltd.	3.150%	2/9/51	3,231	1,829
	Alibaba Group Holding Ltd.	4.400%	12/6/57	2,244	1,548
	Alibaba Group Holding Ltd.	3.250%	2/9/61	1,580	848
	Amazon.com Inc.	4.800%	12/5/34	2,917	2,806
	Amazon.com Inc.	3.875%	8/22/37	5,645	4,808
	Amazon.com Inc.	2.875%	5/12/41	3,887	2,736
	Amazon.com Inc.	4.950%	12/5/44	1,415	1,313
	Amazon.com Inc.	4.050%	8/22/47	5,750	4,619
	Amazon.com Inc.	2.500%	6/3/50	4,824	2,822
	Amazon.com Inc.	3.100%	5/12/51	6,940	4,575
	Amazon.com Inc.	3.950%	4/13/52	5,339	4,125
	Amazon.com Inc.	4.250%	8/22/57	5,305	4,243
	Amazon.com Inc.	2.700%	6/3/60	4,037	2,268
	Amazon.com Inc.	3.250%	5/12/61	4,115	2,616
	Amazon.com Inc.	4.100%	4/13/62	2,239	1,704
[2]	American University	3.672%	4/1/49	1,340	980
	Aptiv plc	4.400%	10/1/46	450	323
	Aptiv plc	5.400%	3/15/49	650	541
	Aptiv plc	3.100%	12/1/51	2,955	1,688
	Aptiv plc	4.150%	5/1/52	1,960	1,357
	BorgWarner Inc.	4.375%	3/15/45	1,193	883
[2]	Brown University	2.924%	9/1/50	731	468
	Brunswick Corp.	5.100%	4/1/52	691	476
[2]	California Endowment	2.498%	4/1/51	695	401
	California Institute of Technology	4.321%	8/1/45	1,150	945
	California Institute of Technology	4.700%	11/1/11	820	638
	California Institute of Technology	3.650%	9/1/19	730	447
[2]	Case Western Reserve University	5.405%	6/1/22	625	548
	Claremont Mckenna College	3.775%	1/1/22	650	394
	Darden Restaurants Inc.	4.550%	2/15/48	700	541
	Dick's Sporting Goods Inc.	4.100%	1/15/52	1,585	964

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Duke University	2.682%	10/1/44	2,407	1,613
[2]	Duke University	2.757%	10/1/50	820	510
[2]	Duke University	2.832%	10/1/55	877	537
	eBay Inc.	4.000%	7/15/42	1,977	1,450
	eBay Inc.	3.650%	5/10/51	1,110	733
[2]	Emory University	2.969%	9/1/50	1,210	767
[2]	Ford Foundation	2.415%	6/1/50	586	339
[2]	Ford Foundation	2.815%	6/1/70	1,759	961
	Fortune Brands Innovations Inc.	4.500%	3/25/52	1,100	809
	General Motors Co.	5.000%	4/1/35	1,440	1,235
	General Motors Co.	6.600%	4/1/36	2,707	2,628
	General Motors Co.	5.150%	4/1/38	2,225	1,853
	General Motors Co.	6.250%	10/2/43	2,862	2,557
	General Motors Co.	5.200%	4/1/45	2,542	1,979
	General Motors Co.	6.750%	4/1/46	1,455	1,358
	General Motors Co.	5.400%	4/1/48	1,476	1,165
	General Motors Co.	5.950%	4/1/49	1,800	1,521
[2]	George Washington University	4.300%	9/15/44	627	511
	George Washington University	4.868%	9/15/45	830	732
[2]	George Washington University	4.126%	9/15/48	1,834	1,453
[2]	Georgetown University	4.315%	4/1/49	1,641	1,322
[2]	Georgetown University	2.943%	4/1/50	415	254
	Georgetown University	5.115%	4/1/53	480	437
[2]	Georgetown University	5.215%	10/1/18	380	316
	Harley-Davidson Inc.	4.625%	7/28/45	655	475
	Hasbro Inc.	6.350%	3/15/40	779	751
	Hasbro Inc.	5.100%	5/15/44	782	638
	Home Depot Inc.	5.875%	12/16/36	5,195	5,346
	Home Depot Inc.	3.300%	4/15/40	2,868	2,132
	Home Depot Inc.	5.400%	9/15/40	1,125	1,076
	Home Depot Inc.	5.950%	4/1/41	1,970	2,015
	Home Depot Inc.	4.200%	4/1/43	2,466	2,020
	Home Depot Inc.	4.875%	2/15/44	1,951	1,744
	Home Depot Inc.	4.400%	3/15/45	2,252	1,858
	Home Depot Inc.	4.250%	4/1/46	3,572	2,857
	Home Depot Inc.	3.900%	6/15/47	2,991	2,279
	Home Depot Inc.	4.500%	12/6/48	2,695	2,258
	Home Depot Inc.	3.125%	12/15/49	3,666	2,389
	Home Depot Inc.	3.350%	4/15/50	2,988	2,036
	Home Depot Inc.	2.375%	3/15/51	2,877	1,579
	Home Depot Inc.	2.750%	9/15/51	2,185	1,295
	Home Depot Inc.	3.625%	4/15/52	3,200	2,274
	Home Depot Inc.	4.950%	9/15/52	1,975	1,766
	Home Depot Inc.	3.500%	9/15/56	1,278	866
[2]	Howard University	5.209%	10/1/52	875	717
	JD.com Inc.	4.125%	1/14/50	670	460
[2]	Johns Hopkins University	4.083%	7/1/53	1,655	1,310
[2]	Johns Hopkins University	2.813%	1/1/60	1,788	1,043
	Lear Corp.	5.250%	5/15/49	915	740
	Lear Corp.	3.550%	1/15/52	700	426
	Leggett & Platt Inc.	3.500%	11/15/51	1,049	666
	Leland Stanford Junior University	3.647%	5/1/48	1,912	1,472
	Leland Stanford Junior University	2.413%	6/1/50	1,140	666
	Lowe's Cos. Inc.	5.000%	4/15/40	745	651
	Lowe's Cos. Inc.	2.800%	9/15/41	1,166	753
	Lowe's Cos. Inc.	4.250%	9/15/44	448	326
	Lowe's Cos. Inc.	3.700%	4/15/46	2,091	1,448
	Lowe's Cos. Inc.	4.050%	5/3/47	2,665	1,962

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lowe's Cos. Inc.	4.550%	4/5/49	1,825	1,430
	Lowe's Cos. Inc.	5.125%	4/15/50	1,040	892
	Lowe's Cos. Inc.	3.000%	10/15/50	4,020	2,365
	Lowe's Cos. Inc.	4.250%	4/1/52	4,178	3,083
	Lowe's Cos. Inc.	5.625%	4/15/53	4,290	3,899
	Lowe's Cos. Inc.	5.750%	7/1/53	930	868
	Lowe's Cos. Inc.	4.450%	4/1/62	3,085	2,246
	Lowe's Cos. Inc.	5.800%	9/15/62	2,035	1,847
	Lowe's Cos. Inc.	5.850%	4/1/63	1,160	1,060
	Masco Corp.	4.500%	5/15/47	654	486
	Masco Corp.	3.125%	2/15/51	470	274
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	2,076	1,789
[2]	Massachusetts Institute of Technology	2.989%	7/1/50	1,034	687
[2]	Massachusetts Institute of Technology	2.294%	7/1/51	464	261
	Massachusetts Institute of Technology	3.067%	4/1/52	1,540	1,033
	Massachusetts Institute of Technology	5.600%	7/1/11	1,565	1,554
	Massachusetts Institute of Technology	4.678%	7/1/14	1,085	896
	Massachusetts Institute of Technology	3.885%	7/1/16	711	488
[2]	McDonald's Corp.	4.700%	12/9/35	2,223	2,024
[2]	McDonald's Corp.	6.300%	10/15/37	1,744	1,812
[2]	McDonald's Corp.	6.300%	3/1/38	1,931	2,012
[2]	McDonald's Corp.	5.700%	2/1/39	1,132	1,099
[2]	McDonald's Corp.	4.875%	7/15/40	1,065	938
[2]	McDonald's Corp.	3.700%	2/15/42	664	497
[2]	McDonald's Corp.	3.625%	5/1/43	1,035	756
[2]	McDonald's Corp.	4.600%	5/26/45	944	783
[2]	McDonald's Corp.	4.875%	12/9/45	2,011	1,736
[2]	McDonald's Corp.	4.450%	3/1/47	1,108	900
[2]	McDonald's Corp.	4.450%	9/1/48	545	444
[2]	McDonald's Corp.	3.625%	9/1/49	3,210	2,261
[2]	McDonald's Corp.	4.200%	4/1/50	2,360	1,830
[2]	McDonald's Corp.	5.150%	9/9/52	1,985	1,777
	McDonald's Corp.	5.450%	8/14/53	1,500	1,405
	MDC Holdings Inc.	6.000%	1/15/43	1,513	1,268
	NIKE Inc.	3.250%	3/27/40	1,825	1,383
	NIKE Inc.	3.625%	5/1/43	1,180	921
	NIKE Inc.	3.875%	11/1/45	2,034	1,617
	NIKE Inc.	3.375%	11/1/46	985	707
	NIKE Inc.	3.375%	3/27/50	2,113	1,504
[2]	Northeastern University	2.894%	10/1/50	100	62
[2]	Northwestern University	4.643%	12/1/44	1,877	1,687
[2]	Northwestern University	2.640%	12/1/50	1,164	710
[2]	Northwestern University	3.662%	12/1/57	1,087	782
	Owens Corning	7.000%	12/1/36	680	718
	Owens Corning	4.300%	7/15/47	1,295	981
	Owens Corning	4.400%	1/30/48	1,077	821
	President & Fellows of Harvard College	4.875%	10/15/40	1,123	1,045
	President & Fellows of Harvard College	3.150%	7/15/46	550	384
	President & Fellows of Harvard College	2.517%	10/15/50	1,882	1,125
	President & Fellows of Harvard College	3.745%	11/15/52	1,635	1,251
	President & Fellows of Harvard College	3.300%	7/15/56	755	505
	PulteGroup Inc.	6.000%	2/15/35	545	525
[2]	Rockefeller Foundation	2.492%	10/1/50	1,511	869
	Snap-on Inc.	4.100%	3/1/48	764	596
	Snap-on Inc.	3.100%	5/1/50	1,050	681
	Stanley Black & Decker Inc.	5.200%	9/1/40	880	765
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,033	1,640
	Starbucks Corp.	4.300%	6/15/45	1,235	969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Starbucks Corp.	3.750%	12/1/47	1,032	732
	Starbucks Corp.	4.500%	11/15/48	2,231	1,781
	Starbucks Corp.	4.450%	8/15/49	2,257	1,789
	Starbucks Corp.	3.350%	3/12/50	980	642
	Starbucks Corp.	3.500%	11/15/50	1,845	1,247
	Thomas Jefferson University	3.847%	11/1/57	1,030	689
	TJX Cos. Inc.	4.500%	4/15/50	392	329
[2]	Trustees of Boston College	3.129%	7/1/52	925	605
[2]	Trustees of Boston University	4.061%	10/1/48	1,490	1,182
	Trustees of Princeton University	5.700%	3/1/39	1,455	1,487
[2]	Trustees of Princeton University	2.516%	7/1/50	1,590	975
	Trustees of Princeton University	4.201%	3/1/52	1,645	1,365
[2]	Trustees of the University of Pennsylvania	2.396%	10/1/50	650	367
	Trustees of the University of Pennsylvania	4.674%	9/1/12	530	425
	Trustees of the University of Pennsylvania	3.610%	2/15/19	640	407
[2]	University of Chicago	2.761%	4/1/45	850	613
[2]	University of Chicago	2.547%	4/1/50	1,313	813
[2]	University of Chicago	4.003%	10/1/53	1,236	966
[2]	University of Miami	4.063%	4/1/52	1,650	1,252
[2]	University of Notre Dame du Lac	3.438%	2/15/45	1,398	1,035
[2]	University of Notre Dame du Lac	3.394%	2/15/48	1,856	1,355
[2]	University of Southern California	3.028%	10/1/39	1,720	1,296
[2]	University of Southern California	3.841%	10/1/47	1,215	943
	University of Southern California	2.805%	10/1/50	941	578
[2]	University of Southern California	2.945%	10/1/51	1,530	965
	University of Southern California	4.976%	10/1/53	450	413
	University of Southern California	5.250%	10/1/11	620	557
[2]	University of Southern California	3.226%	10/1/20	536	295
[2]	Washington University	3.524%	4/15/54	1,215	865
	Washington University	4.349%	4/15/22	950	709
	Whirlpool Corp.	4.500%	6/1/46	750	577
	Whirlpool Corp.	4.600%	5/15/50	1,215	945
[2]	William Marsh Rice University	3.574%	5/15/45	669	506
[2]	William Marsh Rice University	3.774%	5/15/55	685	510
[2]	Yale University	2.402%	4/15/50	760	441
					236,496
Consumer Staples (3.7%)
	Altria Group Inc.	5.800%	2/14/39	2,419	2,238
	Altria Group Inc.	3.400%	2/4/41	2,109	1,366
	Altria Group Inc.	4.250%	8/9/42	2,007	1,448
	Altria Group Inc.	4.500%	5/2/43	2,976	2,210
	Altria Group Inc.	5.375%	1/31/44	1,792	1,608
	Altria Group Inc.	3.875%	9/16/46	3,016	1,959
	Altria Group Inc.	5.950%	2/14/49	4,999	4,469
	Altria Group Inc.	4.450%	5/6/50	1,698	1,197
	Altria Group Inc.	3.700%	2/4/51	3,225	1,993
	Altria Group Inc.	6.200%	2/14/59	230	217
	Altria Group Inc.	4.000%	2/4/61	1,980	1,258
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	11,514	10,550
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	19,767	17,214
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	1,949	1,779
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	2,495	2,118
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	3,193	2,780
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	790	817
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,994	3,464
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,477	1,803
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	3,882	3,756
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,672	1,989

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	1,629	1,379
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	2,193	1,985
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	4,620	3,909
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	5,696	4,675
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	6,744	6,476
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	1,879	1,565
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	1,958	1,639
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	3,165	3,094
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	1,262	1,033
	Archer-Daniels-Midland Co.	5.935%	10/1/32	1,690	1,745
	Archer-Daniels-Midland Co.	5.375%	9/15/35	1,180	1,154
	Archer-Daniels-Midland Co.	3.750%	9/15/47	812	599
	Archer-Daniels-Midland Co.	4.500%	3/15/49	490	413
	Archer-Daniels-Midland Co.	2.700%	9/15/51	665	399
	BAT Capital Corp.	4.390%	8/15/37	5,715	4,356
	BAT Capital Corp.	3.734%	9/25/40	1,409	940
	BAT Capital Corp.	7.079%	8/2/43	1,150	1,103
	BAT Capital Corp.	4.540%	8/15/47	4,969	3,418
	BAT Capital Corp.	4.758%	9/6/49	2,396	1,683
	BAT Capital Corp.	5.282%	4/2/50	1,209	916
	BAT Capital Corp.	3.984%	9/25/50	1,753	1,099
	BAT Capital Corp.	5.650%	3/16/52	1,085	868
	BAT Capital Corp.	7.081%	8/2/53	1,400	1,321
	Brown-Forman Corp.	4.500%	7/15/45	1,890	1,588
	Campbell Soup Co.	4.800%	3/15/48	1,992	1,612
	Campbell Soup Co.	3.125%	4/24/50	1,598	969
	Church & Dwight Co. Inc.	3.950%	8/1/47	950	715
	Church & Dwight Co. Inc.	5.000%	6/15/52	1,050	928
	Coca-Cola Co.	4.125%	3/25/40	100	84
	Coca-Cola Co.	2.500%	6/1/40	1,375	932
	Coca-Cola Co.	2.875%	5/5/41	1,940	1,378
	Coca-Cola Co.	4.200%	3/25/50	1,035	871
	Coca-Cola Co.	2.600%	6/1/50	4,160	2,541
	Coca-Cola Co.	3.000%	3/5/51	1,960	1,307
	Coca-Cola Co.	2.500%	3/15/51	4,525	2,691
	Coca-Cola Co.	2.750%	6/1/60	1,805	1,080
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	875	796
[2]	Colgate-Palmolive Co.	4.000%	8/15/45	1,405	1,162
[2]	Colgate-Palmolive Co.	3.700%	8/1/47	1,610	1,260
	Conagra Brands Inc.	5.300%	11/1/38	2,553	2,238
	Conagra Brands Inc.	5.400%	11/1/48	1,100	929
	Constellation Brands Inc.	4.500%	5/9/47	1,005	796
	Constellation Brands Inc.	4.100%	2/15/48	1,175	874
	Constellation Brands Inc.	5.250%	11/15/48	976	862
	Constellation Brands Inc.	3.750%	5/1/50	1,390	984
	Diageo Capital plc	5.875%	9/30/36	1,620	1,650
	Diageo Capital plc	3.875%	4/29/43	985	764
	Diageo Investment Corp.	7.450%	4/15/35	895	1,029
	Diageo Investment Corp.	4.250%	5/11/42	642	529
	Dollar General Corp.	4.125%	4/3/50	1,865	1,261
	Dollar Tree Inc.	3.375%	12/1/51	1,025	604
	Estee Lauder Cos. Inc.	6.000%	5/15/37	1,025	1,047
	Estee Lauder Cos. Inc.	4.375%	6/15/45	800	644
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,030	808
	Estee Lauder Cos. Inc.	3.125%	12/1/49	1,750	1,139
	Estee Lauder Cos. Inc.	5.150%	5/15/53	660	593
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	151	121
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	3,880	2,727

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Mills Inc.	3.000%	2/1/51	2,749	1,696
	Haleon US Capital LLC	4.000%	3/24/52	2,091	1,549
	Hershey Co.	3.125%	11/15/49	938	618
	Hormel Foods Corp.	3.050%	6/3/51	1,370	879
	Ingredion Inc.	3.900%	6/1/50	450	300
	J M Smucker Co.	4.250%	3/15/35	1,067	897
	J M Smucker Co.	2.750%	9/15/41	525	331
	J M Smucker Co.	3.550%	3/15/50	590	380
[4]	JBS USA LUX SA	6.750%	3/15/34	2,182	2,123
	JBS USA LUX SA	4.375%	2/2/52	1,909	1,262
	JBS USA LUX SA	6.500%	12/1/52	3,067	2,743
[4]	JBS USA LUX SA	7.250%	11/15/53	1,399	1,352
	Kellogg Co.	4.500%	4/1/46	759	611
[4]	Kenvue Inc.	5.100%	3/22/43	1,990	1,830
[4]	Kenvue Inc.	5.050%	3/22/53	3,035	2,750
[4]	Kenvue Inc.	5.200%	3/22/63	1,675	1,507
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,045	836
	Keurig Dr Pepper Inc.	4.420%	12/15/46	900	699
	Keurig Dr Pepper Inc.	3.800%	5/1/50	1,491	1,053
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,350	864
	Keurig Dr Pepper Inc.	4.500%	4/15/52	3,380	2,658
	Kimberly-Clark Corp.	6.625%	8/1/37	1,450	1,593
	Kimberly-Clark Corp.	5.300%	3/1/41	849	814
	Kimberly-Clark Corp.	3.200%	7/30/46	763	516
	Kimberly-Clark Corp.	2.875%	2/7/50	935	599
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	934	875
	Kraft Heinz Foods Co.	5.000%	7/15/35	1,780	1,650
	Kraft Heinz Foods Co.	6.875%	1/26/39	2,170	2,277
	Kraft Heinz Foods Co.	6.500%	2/9/40	1,540	1,555
	Kraft Heinz Foods Co.	5.200%	7/15/45	5,008	4,357
	Kraft Heinz Foods Co.	4.375%	6/1/46	5,570	4,320
	Kraft Heinz Foods Co.	4.875%	10/1/49	3,650	3,033
	Kraft Heinz Foods Co.	5.500%	6/1/50	2,049	1,863
	Kroger Co.	8.000%	9/15/29	775	864
	Kroger Co.	6.900%	4/15/38	944	993
	Kroger Co.	5.400%	7/15/40	1,204	1,077
	Kroger Co.	5.000%	4/15/42	963	810
	Kroger Co.	5.150%	8/1/43	1,239	1,050
	Kroger Co.	3.875%	10/15/46	1,101	767
	Kroger Co.	4.450%	2/1/47	2,210	1,724
	Kroger Co.	4.650%	1/15/48	985	787
	Kroger Co.	3.950%	1/15/50	1,167	839
	McCormick & Co. Inc.	4.200%	8/15/47	550	416
	Mead Johnson Nutrition Co.	5.900%	11/1/39	915	899
	Mead Johnson Nutrition Co.	4.600%	6/1/44	999	836
	Molson Coors Beverage Co.	5.000%	5/1/42	3,058	2,627
	Molson Coors Beverage Co.	4.200%	7/15/46	3,383	2,539
	Mondelez International Inc.	2.625%	9/4/50	3,017	1,731
	PepsiCo Inc.	3.500%	3/19/40	665	514
	PepsiCo Inc.	2.625%	10/21/41	2,300	1,560
	PepsiCo Inc.	4.000%	3/5/42	1,538	1,244
	PepsiCo Inc.	3.600%	8/13/42	1,685	1,315
	PepsiCo Inc.	4.250%	10/22/44	1,018	836
	PepsiCo Inc.	4.450%	4/14/46	1,979	1,713
	PepsiCo Inc.	3.450%	10/6/46	3,321	2,438
	PepsiCo Inc.	4.000%	5/2/47	1,403	1,153
	PepsiCo Inc.	3.375%	7/29/49	1,640	1,169
	PepsiCo Inc.	2.875%	10/15/49	3,700	2,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PepsiCo Inc.	3.625%	3/19/50	3,300	2,473
	PepsiCo Inc.	2.750%	10/21/51	1,055	655
	PepsiCo Inc.	3.875%	3/19/60	1,150	863
	Philip Morris International Inc.	6.375%	5/16/38	3,252	3,300
	Philip Morris International Inc.	4.375%	11/15/41	1,165	911
	Philip Morris International Inc.	4.500%	3/20/42	1,347	1,077
	Philip Morris International Inc.	3.875%	8/21/42	1,685	1,239
	Philip Morris International Inc.	4.125%	3/4/43	1,576	1,185
	Philip Morris International Inc.	4.875%	11/15/43	2,757	2,291
	Philip Morris International Inc.	4.250%	11/10/44	1,548	1,173
	Procter & Gamble Co.	5.800%	8/15/34	340	361
	Procter & Gamble Co.	5.550%	3/5/37	1,389	1,430
	Procter & Gamble Co.	3.550%	3/25/40	843	681
	Procter & Gamble Co.	3.500%	10/25/47	1,018	765
	Reynolds American Inc.	5.700%	8/15/35	1,486	1,325
	Reynolds American Inc.	7.250%	6/15/37	1,257	1,261
	Reynolds American Inc.	6.150%	9/15/43	1,075	942
	Reynolds American Inc.	5.850%	8/15/45	4,410	3,646
	Sysco Corp.	6.600%	4/1/40	1,807	1,845
	Sysco Corp.	4.850%	10/1/45	570	463
	Sysco Corp.	4.500%	4/1/46	390	305
	Sysco Corp.	4.450%	3/15/48	1,150	893
	Sysco Corp.	3.300%	2/15/50	650	416
	Sysco Corp.	6.600%	4/1/50	3,109	3,207
	Sysco Corp.	3.150%	12/14/51	1,092	670
	Target Corp.	6.500%	10/15/37	730	773
	Target Corp.	7.000%	1/15/38	1,560	1,746
	Target Corp.	4.000%	7/1/42	595	485
	Target Corp.	3.625%	4/15/46	2,095	1,526
	Target Corp.	3.900%	11/15/47	930	711
	Target Corp.	2.950%	1/15/52	1,090	661
	Target Corp.	4.800%	1/15/53	1,960	1,676
	Tyson Foods Inc.	4.875%	8/15/34	1,070	966
	Tyson Foods Inc.	4.550%	6/2/47	798	600
	Tyson Foods Inc.	5.100%	9/28/48	3,135	2,548
	Unilever Capital Corp.	5.000%	12/8/33	1,000	969
[2]	Unilever Capital Corp.	2.625%	8/12/51	590	355
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,246	894
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	1,645	1,022
	Walmart Inc.	5.250%	9/1/35	2,705	2,704
	Walmart Inc.	6.200%	4/15/38	2,933	3,179
	Walmart Inc.	3.950%	6/28/38	2,698	2,310
	Walmart Inc.	5.625%	4/1/40	967	976
	Walmart Inc.	5.000%	10/25/40	1,924	1,839
	Walmart Inc.	5.625%	4/15/41	1,190	1,206
	Walmart Inc.	2.500%	9/22/41	1,741	1,162
	Walmart Inc.	4.000%	4/11/43	1,016	833
	Walmart Inc.	3.625%	12/15/47	672	509
	Walmart Inc.	4.050%	6/29/48	2,943	2,414
	Walmart Inc.	2.950%	9/24/49	1,220	799
	Walmart Inc.	2.650%	9/22/51	2,745	1,691
	Walmart Inc.	4.500%	9/9/52	1,979	1,699
	Walmart Inc.	4.500%	4/15/53	2,355	2,029
					305,877
Energy (4.3%)
	Apache Corp.	6.000%	1/15/37	971	879
	Apache Corp.	5.100%	9/1/40	2,638	2,100
	Apache Corp.	5.250%	2/1/42	769	602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apache Corp.	4.750%	4/15/43	971	711
	Apache Corp.	5.350%	7/1/49	760	585
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,792	2,516
	Baker Hughes Holdings LLC	4.080%	12/15/47	1,121	837
	BP Capital Markets America Inc.	3.060%	6/17/41	3,399	2,346
	BP Capital Markets America Inc.	3.000%	2/24/50	4,675	2,914
	BP Capital Markets America Inc.	2.772%	11/10/50	2,644	1,556
	BP Capital Markets America Inc.	2.939%	6/4/51	4,665	2,844
	BP Capital Markets America Inc.	3.001%	3/17/52	3,665	2,251
	BP Capital Markets America Inc.	3.379%	2/8/61	4,120	2,565
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,034	972
	Canadian Natural Resources Ltd.	6.500%	2/15/37	825	805
	Canadian Natural Resources Ltd.	6.250%	3/15/38	1,550	1,497
	Canadian Natural Resources Ltd.	6.750%	2/1/39	600	595
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	2,335	1,918
	Cenovus Energy Inc.	5.250%	6/15/37	631	560
	Cenovus Energy Inc.	6.750%	11/15/39	445	444
	Cenovus Energy Inc.	5.400%	6/15/47	1,261	1,077
	Cenovus Energy Inc.	3.750%	2/15/52	1,195	790
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	960	717
	Chevron Corp.	3.078%	5/11/50	2,291	1,537
	Chevron USA Inc.	5.250%	11/15/43	1,466	1,368
	Chevron USA Inc.	2.343%	8/12/50	1,700	961
	CNOOC Finance 2013 Ltd.	4.250%	5/9/43	2,300	1,838
	CNOOC Finance 2013 Ltd.	3.300%	9/30/49	1,100	711
	CNOOC Petroleum North America ULC	5.875%	3/10/35	1,550	1,538
	CNOOC Petroleum North America ULC	6.400%	5/15/37	2,944	3,038
	CNOOC Petroleum North America ULC	7.500%	7/30/39	800	905
	Columbia Pipeline Group Inc.	5.800%	6/1/45	995	882
	ConocoPhillips	5.900%	5/15/38	2,677	2,662
	ConocoPhillips	6.500%	2/1/39	1,571	1,679
	ConocoPhillips	4.875%	10/1/47	850	734
	ConocoPhillips Co.	4.300%	11/15/44	2,297	1,855
	ConocoPhillips Co.	3.800%	3/15/52	3,185	2,304
	ConocoPhillips Co.	5.300%	5/15/53	1,507	1,382
	ConocoPhillips Co.	5.550%	3/15/54	2,000	1,900
	ConocoPhillips Co.	4.025%	3/15/62	3,797	2,725
	ConocoPhillips Co.	5.700%	9/15/63	1,295	1,232
	Continental Resources Inc.	4.900%	6/1/44	1,222	897
	DCP Midstream Operating LP	5.600%	4/1/44	810	711
	Devon Energy Corp.	5.600%	7/15/41	1,026	905
	Devon Energy Corp.	4.750%	5/15/42	1,502	1,193
	Devon Energy Corp.	5.000%	6/15/45	1,465	1,179
	Diamondback Energy Inc.	4.400%	3/24/51	1,535	1,132
	Diamondback Energy Inc.	4.250%	3/15/52	1,715	1,219
	Diamondback Energy Inc.	6.250%	3/15/53	1,010	964
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	700	568
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	900	694
[2]	Enbridge Energy Partners LP	7.500%	4/15/38	1,390	1,462
	Enbridge Energy Partners LP	5.500%	9/15/40	735	646
	Enbridge Energy Partners LP	7.375%	10/15/45	2,180	2,318
	Enbridge Inc.	4.500%	6/10/44	942	723
	Enbridge Inc.	5.500%	12/1/46	897	781
	Enbridge Inc.	4.000%	11/15/49	1,050	736
	Enbridge Inc.	3.400%	8/1/51	1,710	1,066
	Energy Transfer LP	4.900%	3/15/35	1,207	1,060
	Energy Transfer LP	6.625%	10/15/36	840	828
[2]	Energy Transfer LP	5.800%	6/15/38	685	625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	7.500%	7/1/38	1,215	1,275
	Energy Transfer LP	6.050%	6/1/41	770	697
	Energy Transfer LP	6.500%	2/1/42	2,240	2,136
	Energy Transfer LP	6.100%	2/15/42	443	401
	Energy Transfer LP	5.150%	2/1/43	2,039	1,626
	Energy Transfer LP	5.950%	10/1/43	810	710
	Energy Transfer LP	5.300%	4/1/44	1,645	1,333
	Energy Transfer LP	5.000%	5/15/44	1,154	900
	Energy Transfer LP	5.150%	3/15/45	1,821	1,459
	Energy Transfer LP	5.350%	5/15/45	1,772	1,448
	Energy Transfer LP	6.125%	12/15/45	2,274	2,031
	Energy Transfer LP	5.300%	4/15/47	1,895	1,535
	Energy Transfer LP	5.400%	10/1/47	3,348	2,754
	Energy Transfer LP	6.000%	6/15/48	2,536	2,250
	Energy Transfer LP	6.250%	4/15/49	3,616	3,318
	Energy Transfer LP	5.000%	5/15/50	4,143	3,247
[2]	Enterprise Products Operating LLC	6.650%	10/15/34	1,260	1,327
	Enterprise Products Operating LLC	7.550%	4/15/38	850	943
	Enterprise Products Operating LLC	6.125%	10/15/39	720	718
	Enterprise Products Operating LLC	5.700%	2/15/42	2,420	2,315
	Enterprise Products Operating LLC	4.850%	8/15/42	1,825	1,577
	Enterprise Products Operating LLC	4.450%	2/15/43	1,743	1,424
	Enterprise Products Operating LLC	4.850%	3/15/44	1,798	1,546
	Enterprise Products Operating LLC	5.100%	2/15/45	2,860	2,528
	Enterprise Products Operating LLC	4.900%	5/15/46	805	686
	Enterprise Products Operating LLC	4.250%	2/15/48	2,670	2,089
	Enterprise Products Operating LLC	4.800%	2/1/49	2,956	2,505
	Enterprise Products Operating LLC	4.200%	1/31/50	2,125	1,639
	Enterprise Products Operating LLC	3.700%	1/31/51	3,155	2,222
	Enterprise Products Operating LLC	3.200%	2/15/52	2,605	1,662
	Enterprise Products Operating LLC	3.300%	2/15/53	1,615	1,051
	Enterprise Products Operating LLC	4.950%	10/15/54	1,372	1,154
	Enterprise Products Operating LLC	3.950%	1/31/60	2,965	2,084
	EOG Resources Inc.	3.900%	4/1/35	1,413	1,195
	EOG Resources Inc.	4.950%	4/15/50	470	415
	Exxon Mobil Corp.	2.995%	8/16/39	308	224
	Exxon Mobil Corp.	4.227%	3/19/40	5,167	4,394
	Exxon Mobil Corp.	3.567%	3/6/45	2,075	1,528
	Exxon Mobil Corp.	4.114%	3/1/46	3,992	3,192
	Exxon Mobil Corp.	3.095%	8/16/49	3,285	2,162
	Exxon Mobil Corp.	4.327%	3/19/50	5,080	4,177
	Exxon Mobil Corp.	3.452%	4/15/51	6,390	4,449
	Halliburton Co.	4.850%	11/15/35	2,865	2,576
	Halliburton Co.	6.700%	9/15/38	2,036	2,140
	Halliburton Co.	4.500%	11/15/41	2,090	1,670
	Halliburton Co.	4.750%	8/1/43	3,195	2,615
	Halliburton Co.	5.000%	11/15/45	3,228	2,729
	Hess Corp.	6.000%	1/15/40	316	297
	Hess Corp.	5.600%	2/15/41	3,002	2,711
	Hess Corp.	5.800%	4/1/47	1,133	1,029
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,592	1,494
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,025	999
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,340	2,400
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	706	680
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,506	1,440
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,981	1,871
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	890	767
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	1,237	997

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	885	686
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,565	1,261
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	1,951	1,661
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,055	888
	Kinder Morgan Inc.	5.550%	6/1/45	3,882	3,336
	Kinder Morgan Inc.	5.050%	2/15/46	1,153	922
	Kinder Morgan Inc.	5.200%	3/1/48	2,040	1,665
	Kinder Morgan Inc.	3.250%	8/1/50	1,479	882
	Magellan Midstream Partners LP	5.150%	10/15/43	1,465	1,186
	Magellan Midstream Partners LP	4.250%	9/15/46	450	316
	Magellan Midstream Partners LP	4.200%	10/3/47	810	568
	Magellan Midstream Partners LP	3.950%	3/1/50	1,723	1,152
	Marathon Oil Corp.	6.600%	10/1/37	1,710	1,659
	Marathon Oil Corp.	5.200%	6/1/45	1,810	1,423
	Marathon Petroleum Corp.	6.500%	3/1/41	2,766	2,731
	Marathon Petroleum Corp.	4.750%	9/15/44	1,492	1,180
	Marathon Petroleum Corp.	4.500%	4/1/48	1,131	840
	Marathon Petroleum Corp.	5.000%	9/15/54	571	440
	MPLX LP	4.500%	4/15/38	3,797	3,070
	MPLX LP	5.200%	3/1/47	2,529	2,060
[4]	MPLX LP	5.200%	12/1/47	600	486
	MPLX LP	5.200%	12/1/47	1,092	884
	MPLX LP	4.700%	4/15/48	3,000	2,273
	MPLX LP	5.500%	2/15/49	2,469	2,090
	MPLX LP	4.950%	3/14/52	1,832	1,426
	MPLX LP	5.650%	3/1/53	1,155	992
	MPLX LP	4.900%	4/15/58	1,000	741
	NOV Inc.	3.950%	12/1/42	1,733	1,210
	Occidental Petroleum Corp.	6.450%	9/15/36	3,396	3,335
	Occidental Petroleum Corp.	7.950%	6/15/39	824	892
	Occidental Petroleum Corp.	6.200%	3/15/40	1,558	1,484
	Occidental Petroleum Corp.	6.600%	3/15/46	2,469	2,425
	Occidental Petroleum Corp.	4.400%	4/15/46	869	638
	Occidental Petroleum Corp.	4.200%	3/15/48	625	435
	ONEOK Inc.	6.000%	6/15/35	660	634
	ONEOK Inc.	4.950%	7/13/47	2,075	1,636
	ONEOK Inc.	5.200%	7/15/48	1,010	826
	ONEOK Inc.	4.450%	9/1/49	1,255	901
	ONEOK Inc.	4.500%	3/15/50	1,325	960
	ONEOK Inc.	7.150%	1/15/51	634	638
	ONEOK Inc.	6.625%	9/1/53	3,200	3,131
	ONEOK Partners LP	6.650%	10/1/36	1,155	1,147
	ONEOK Partners LP	6.850%	10/15/37	1,375	1,389
	ONEOK Partners LP	6.125%	2/1/41	1,162	1,075
	ONEOK Partners LP	6.200%	9/15/43	971	900
	Ovintiv Inc.	6.500%	8/15/34	1,255	1,233
	Ovintiv Inc.	6.625%	8/15/37	1,093	1,046
	Ovintiv Inc.	6.500%	2/1/38	600	574
	Ovintiv Inc.	7.100%	7/15/53	925	921
	Patterson-UTI Energy Inc.	7.150%	10/1/33	760	763
	Phillips 66	4.650%	11/15/34	3,073	2,759
	Phillips 66	5.875%	5/1/42	3,840	3,727
	Phillips 66	4.875%	11/15/44	1,343	1,147
	Phillips 66	3.300%	3/15/52	2,115	1,324
	Phillips 66 Co.	4.680%	2/15/45	1,045	832
	Phillips 66 Co.	4.900%	10/1/46	1,960	1,617
	Plains All American Pipeline LP	6.650%	1/15/37	1,093	1,068
	Plains All American Pipeline LP	5.150%	6/1/42	970	766

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Plains All American Pipeline LP	4.300%	1/31/43	425	301
Plains All American Pipeline LP	4.700%	6/15/44	1,687	1,246
Plains All American Pipeline LP	4.900%	2/15/45	1,370	1,035
Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,125	1,105
Shell International Finance BV	4.125%	5/11/35	4,140	3,649
Shell International Finance BV	6.375%	12/15/38	4,179	4,431
Shell International Finance BV	5.500%	3/25/40	3,305	3,207
Shell International Finance BV	2.875%	11/26/41	1,095	743
Shell International Finance BV	3.625%	8/21/42	507	385
Shell International Finance BV	4.550%	8/12/43	2,874	2,433
Shell International Finance BV	4.375%	5/11/45	5,445	4,465
Shell International Finance BV	4.000%	5/10/46	4,242	3,286
Shell International Finance BV	3.750%	9/12/46	3,299	2,435
Shell International Finance BV	3.125%	11/7/49	2,525	1,637
Shell International Finance BV	3.250%	4/6/50	2,732	1,813
Shell International Finance BV	3.000%	11/26/51	2,616	1,634
Spectra Energy Partners LP	5.950%	9/25/43	367	335
Spectra Energy Partners LP	4.500%	3/15/45	1,434	1,088
Suncor Energy Inc.	5.950%	12/1/34	958	921
Suncor Energy Inc.	6.800%	5/15/38	1,800	1,821
Suncor Energy Inc.	6.500%	6/15/38	2,803	2,783
Suncor Energy Inc.	6.850%	6/1/39	1,477	1,484
Suncor Energy Inc.	4.000%	11/15/47	1,570	1,109
Suncor Energy Inc.	3.750%	3/4/51	1,190	797
Targa Resources Corp.	4.950%	4/15/52	2,320	1,784
Targa Resources Corp.	6.500%	2/15/53	1,700	1,623
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	725	810
TotalEnergies Capital International SA	3.461%	7/12/49	1,690	1,176
TotalEnergies Capital International SA	3.127%	5/29/50	5,500	3,578
TotalEnergies Capital International SA	3.386%	6/29/60	1,635	1,052
TransCanada PipeLines Ltd.	4.625%	3/1/34	1,567	1,364
TransCanada PipeLines Ltd.	5.600%	3/31/34	570	534
TransCanada PipeLines Ltd.	5.850%	3/15/36	925	880
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,508	2,447
TransCanada PipeLines Ltd.	4.750%	5/15/38	727	607
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,347	1,435
TransCanada PipeLines Ltd.	7.625%	1/15/39	1,767	1,941
TransCanada PipeLines Ltd.	6.100%	6/1/40	1,760	1,695
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,169	964
TransCanada PipeLines Ltd.	4.875%	5/15/48	2,105	1,692
TransCanada PipeLines Ltd.	5.100%	3/15/49	1,555	1,292
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	770	682
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	670	528
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	690	489
Valero Energy Corp.	6.625%	6/15/37	2,675	2,735
Valero Energy Corp.	4.900%	3/15/45	1,240	1,021
Valero Energy Corp.	3.650%	12/1/51	1,106	711
Valero Energy Corp.	4.000%	6/1/52	1,050	721
Western Midstream Operating LP	5.450%	4/1/44	1,197	966
Western Midstream Operating LP	5.300%	3/1/48	1,510	1,181
Western Midstream Operating LP	5.500%	8/15/48	510	405
Western Midstream Operating LP	5.250%	2/1/50	2,005	1,551
Williams Cos. Inc.	6.300%	4/15/40	2,930	2,866
Williams Cos. Inc.	5.800%	11/15/43	1,170	1,069
Williams Cos. Inc.	5.400%	3/4/44	1,560	1,347
Williams Cos. Inc.	5.750%	6/24/44	865	782
Williams Cos. Inc.	5.100%	9/15/45	3,635	3,041
Williams Cos. Inc.	4.850%	3/1/48	2,605	2,087

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	3.500%	10/15/51	1,818	1,159
					354,389
Financials (6.4%)
	AerCap Ireland Capital DAC	3.400%	10/29/33	3,414	2,646
	AerCap Ireland Capital DAC	3.850%	10/29/41	3,197	2,261
	Aflac Inc.	4.000%	10/15/46	789	569
	Alleghany Corp.	4.900%	9/15/44	975	855
	Alleghany Corp.	3.250%	8/15/51	1,000	648
	Allstate Corp.	5.550%	5/9/35	655	627
	Allstate Corp.	5.950%	4/1/36	750	739
	Allstate Corp.	4.200%	12/15/46	569	421
	Allstate Corp.	3.850%	8/10/49	2,006	1,413
[2]	Allstate Corp.	6.500%	5/15/57	1,160	1,086
	American Express Co.	4.050%	12/3/42	2,132	1,700
	American Financial Group Inc.	4.500%	6/15/47	1,220	905
	American International Group Inc.	3.875%	1/15/35	831	688
	American International Group Inc.	6.250%	5/1/36	1,230	1,220
	American International Group Inc.	4.500%	7/16/44	970	775
	American International Group Inc.	4.750%	4/1/48	2,433	2,002
	American International Group Inc.	4.375%	6/30/50	2,115	1,632
	Aon Corp.	6.250%	9/30/40	670	663
	Aon Corp.	2.900%	8/23/51	1,375	807
	Aon Corp.	3.900%	2/28/52	1,562	1,110
	Aon Global Ltd.	4.600%	6/14/44	572	462
	Aon Global Ltd.	4.750%	5/15/45	1,929	1,594
	Arch Capital Finance LLC	5.031%	12/15/46	1,250	1,043
	Arch Capital Group Ltd.	7.350%	5/1/34	625	674
	Arch Capital Group Ltd.	3.635%	6/30/50	2,134	1,436
	Arch Capital Group US Inc.	5.144%	11/1/43	990	847
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,155	1,391
	Arthur J Gallagher & Co.	3.050%	3/9/52	405	235
	Arthur J Gallagher & Co.	5.750%	3/2/53	1,230	1,124
	Athene Holding Ltd.	3.950%	5/25/51	1,010	664
	Athene Holding Ltd.	3.450%	5/15/52	1,145	678
	Bank of America Corp.	6.110%	1/29/37	5,306	5,238
[2]	Bank of America Corp.	4.244%	4/24/38	4,255	3,499
	Bank of America Corp.	7.750%	5/14/38	2,900	3,237
[2]	Bank of America Corp.	4.078%	4/23/40	3,480	2,748
[2]	Bank of America Corp.	2.676%	6/19/41	10,408	6,664
[2]	Bank of America Corp.	5.875%	2/7/42	2,235	2,189
	Bank of America Corp.	3.311%	4/22/42	8,329	5,774
[2]	Bank of America Corp.	5.000%	1/21/44	3,991	3,498
[2]	Bank of America Corp.	4.875%	4/1/44	1,868	1,625
[2]	Bank of America Corp.	4.750%	4/21/45	789	660
[2]	Bank of America Corp.	3.946%	1/23/49	2,762	2,029
[2]	Bank of America Corp.	4.330%	3/15/50	6,620	5,134
[2]	Bank of America Corp.	4.083%	3/20/51	11,155	8,235
[2]	Bank of America Corp.	2.831%	10/24/51	2,921	1,712
[2]	Bank of America Corp.	3.483%	3/13/52	1,220	814
	Bank of America Corp.	2.972%	7/21/52	4,408	2,664
[2]	Bank of America NA	6.000%	10/15/36	2,281	2,288
	Barclays plc	3.811%	3/10/42	1,875	1,227
	Barclays plc	3.330%	11/24/42	2,410	1,535
	Barclays plc	5.250%	8/17/45	2,821	2,362
	Barclays plc	4.950%	1/10/47	3,220	2,594
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	870	893
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,145	1,862
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	1,808	1,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	6,244	5,083
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	4,925	4,039
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	5,465	3,389
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	5,675	4,248
	Berkshire Hathaway Inc.	4.500%	2/11/43	2,038	1,793
	Brighthouse Financial Inc.	4.700%	6/22/47	1,268	882
	Brighthouse Financial Inc.	3.850%	12/22/51	800	468
	Brookfield Finance Inc.	4.700%	9/20/47	1,227	954
	Brookfield Finance Inc.	3.500%	3/30/51	2,050	1,257
	Brookfield Finance Inc.	3.625%	2/15/52	1,075	666
	Brookfield Finance LLC	3.450%	4/15/50	1,300	788
	Brown & Brown Inc.	4.950%	3/17/52	1,480	1,179
[5]	Canadian Imperial Bank of Commerce	6.092%	10/3/33	2,162	2,148
	Chubb Corp.	6.000%	5/11/37	1,703	1,732
[2]	Chubb Corp.	6.500%	5/15/38	1,680	1,793
	Chubb INA Holdings Inc.	6.700%	5/15/36	870	934
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,477	1,189
	Chubb INA Holdings Inc.	4.350%	11/3/45	2,095	1,713
	Chubb INA Holdings Inc.	2.850%	12/15/51	407	251
	Chubb INA Holdings Inc.	3.050%	12/15/61	1,814	1,082
	CI Financial Corp.	4.100%	6/15/51	1,660	955
	Cincinnati Financial Corp.	6.125%	11/1/34	785	775
	Citigroup Inc.	6.000%	10/31/33	1,867	1,814
	Citigroup Inc.	6.125%	8/25/36	1,336	1,288
[2]	Citigroup Inc.	3.878%	1/24/39	2,845	2,204
	Citigroup Inc.	8.125%	7/15/39	2,954	3,458
[2]	Citigroup Inc.	5.316%	3/26/41	2,194	1,969
	Citigroup Inc.	5.875%	1/30/42	2,115	2,023
	Citigroup Inc.	2.904%	11/3/42	2,556	1,635
	Citigroup Inc.	6.675%	9/13/43	1,927	1,915
	Citigroup Inc.	5.300%	5/6/44	1,730	1,474
	Citigroup Inc.	4.650%	7/30/45	3,092	2,473
	Citigroup Inc.	4.750%	5/18/46	3,643	2,831
[2]	Citigroup Inc.	4.281%	4/24/48	2,512	1,945
	Citigroup Inc.	4.650%	7/23/48	3,900	3,146
	CME Group Inc.	5.300%	9/15/43	1,918	1,841
	CME Group Inc.	4.150%	6/15/48	420	346
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	2,974	2,846
	Cooperatieve Rabobank UA	5.750%	12/1/43	1,824	1,675
	Cooperatieve Rabobank UA	5.250%	8/4/45	2,909	2,488
	Corebridge Financial Inc.	4.400%	4/5/52	3,245	2,369
	Equitable Holdings Inc.	5.000%	4/20/48	3,577	2,866
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	1,090	894
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	2,040	1,307
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	1,675	995
	Fidelity National Financial Inc.	3.200%	9/17/51	875	483
	Fifth Third Bancorp	8.250%	3/1/38	2,224	2,370
	Franklin Resources Inc.	2.950%	8/12/51	600	341
	GATX Corp.	5.200%	3/15/44	500	412
	GATX Corp.	3.100%	6/1/51	1,149	671
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	5,000	4,474
	Goldman Sachs Capital I	6.345%	2/15/34	1,614	1,591
	Goldman Sachs Group Inc.	6.450%	5/1/36	1,911	1,902
	Goldman Sachs Group Inc.	6.750%	10/1/37	11,828	11,962
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	6,240	4,913
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	7,174	5,885
	Goldman Sachs Group Inc.	6.250%	2/1/41	4,073	4,101

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.210%	4/22/42	4,585	3,102
	Goldman Sachs Group Inc.	3.436%	2/24/43	4,575	3,155
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	3,500	2,902
	Goldman Sachs Group Inc.	5.150%	5/22/45	1,845	1,582
	Goldman Sachs Group Inc.	4.750%	10/21/45	910	763
	Hartford Financial Services Group Inc.	5.950%	10/15/36	921	906
	Hartford Financial Services Group Inc.	6.100%	10/1/41	328	320
	Hartford Financial Services Group Inc.	4.300%	4/15/43	850	651
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,775	1,211
	Hartford Financial Services Group Inc.	2.900%	9/15/51	1,200	707
[2]	HSBC Bank USA NA	5.875%	11/1/34	1,413	1,338
[2]	HSBC Bank USA NA	7.000%	1/15/39	675	693
[2]	HSBC Holdings plc	6.500%	5/2/36	3,754	3,552
	HSBC Holdings plc	6.500%	9/15/37	1,847	1,805
[2]	HSBC Holdings plc	6.500%	9/15/37	3,755	3,494
[2]	HSBC Holdings plc	6.800%	6/1/38	1,120	1,073
	HSBC Holdings plc	6.100%	1/14/42	2,220	2,200
	HSBC Holdings plc	6.332%	3/9/44	3,875	3,717
	HSBC Holdings plc	5.250%	3/14/44	5,415	4,490
	Intercontinental Exchange Inc.	2.650%	9/15/40	236	154
	Intercontinental Exchange Inc.	4.250%	9/21/48	1,607	1,261
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,568	1,584
	Intercontinental Exchange Inc.	4.950%	6/15/52	3,385	2,932
	Intercontinental Exchange Inc.	3.000%	9/15/60	3,635	2,073
	Intercontinental Exchange Inc.	5.200%	6/15/62	2,840	2,482
	Invesco Finance plc	5.375%	11/30/43	866	767
	Jackson Financial Inc.	4.000%	11/23/51	855	536
	Jefferies Financial Group Inc.	6.250%	1/15/36	380	372
	Jefferies Financial Group Inc.	6.500%	1/20/43	976	947
	JPMorgan Chase & Co.	6.400%	5/15/38	3,335	3,469
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	5,717	4,559
	JPMorgan Chase & Co.	5.500%	10/15/40	1,099	1,039
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	3,157	2,189
	JPMorgan Chase & Co.	5.600%	7/15/41	5,077	4,825
	JPMorgan Chase & Co.	2.525%	11/19/41	1,493	937
	JPMorgan Chase & Co.	5.400%	1/6/42	2,378	2,226
	JPMorgan Chase & Co.	3.157%	4/22/42	907	621
	JPMorgan Chase & Co.	5.625%	8/16/43	1,960	1,844
	JPMorgan Chase & Co.	4.850%	2/1/44	2,325	2,024
	JPMorgan Chase & Co.	4.950%	6/1/45	3,929	3,346
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	5,480	4,268
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	4,596	3,434
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	4,599	3,351
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	5,351	3,866
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	7,024	4,351
	JPMorgan Chase & Co.	3.328%	4/22/52	6,380	4,142
	Legg Mason Inc.	5.625%	1/15/44	1,165	1,071
	Lincoln National Corp.	6.300%	10/9/37	680	656
	Lincoln National Corp.	7.000%	6/15/40	515	514
	Lincoln National Corp.	4.350%	3/1/48	1,155	793
	Lincoln National Corp.	4.375%	6/15/50	840	575
	Lloyds Banking Group plc	5.300%	12/1/45	1,524	1,249
	Lloyds Banking Group plc	4.344%	1/9/48	3,897	2,684
	Loews Corp.	6.000%	2/1/35	425	425
	Loews Corp.	4.125%	5/15/43	980	765
	Manulife Financial Corp.	5.375%	3/4/46	1,534	1,408
	Markel Group Inc.	5.000%	4/5/46	1,215	1,000
	Markel Group Inc.	4.300%	11/1/47	622	456

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Markel Group Inc.	5.000%	5/20/49	960	796
	Markel Group Inc.	4.150%	9/17/50	1,210	861
	Markel Group Inc.	3.450%	5/7/52	590	374
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	1,370	1,201
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,019	812
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	411	317
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	3,184	2,755
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	435	261
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	1,350	1,388
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	530	495
	Mastercard Inc.	3.800%	11/21/46	1,355	1,042
	Mastercard Inc.	3.650%	6/1/49	2,737	2,041
	Mastercard Inc.	3.850%	3/26/50	3,327	2,566
	Mastercard Inc.	2.950%	3/15/51	1,956	1,264
	MetLife Inc.	6.375%	6/15/34	1,065	1,101
	MetLife Inc.	5.700%	6/15/35	1,869	1,833
[2]	MetLife Inc.	6.400%	12/15/36	1,445	1,417
[2]	MetLife Inc.	10.750%	8/1/39	825	1,057
	MetLife Inc.	5.875%	2/6/41	2,053	2,007
	MetLife Inc.	4.125%	8/13/42	1,124	879
	MetLife Inc.	4.875%	11/13/43	2,451	2,107
	MetLife Inc.	4.721%	12/15/44	1,500	1,239
	MetLife Inc.	4.050%	3/1/45	1,508	1,151
	MetLife Inc.	5.000%	7/15/52	3,170	2,737
	MetLife Inc.	5.250%	1/15/54	2,045	1,822
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	397	334
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,415	1,163
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	2,484	1,935
[2]	Morgan Stanley	3.971%	7/22/38	4,222	3,340
[2]	Morgan Stanley	4.457%	4/22/39	1,495	1,252
	Morgan Stanley	3.217%	4/22/42	4,169	2,872
	Morgan Stanley	6.375%	7/24/42	4,836	4,988
	Morgan Stanley	4.300%	1/27/45	6,084	4,809
	Morgan Stanley	4.375%	1/22/47	2,435	1,915
[2]	Morgan Stanley	5.597%	3/24/51	4,063	3,804
[2]	Morgan Stanley	2.802%	1/25/52	4,611	2,686
	Nasdaq Inc.	5.550%	2/15/34	2,503	2,388
	Nasdaq Inc.	2.500%	12/21/40	851	521
	Nasdaq Inc.	3.250%	4/28/50	1,277	796
	Nasdaq Inc.	3.950%	3/7/52	1,260	879
	Nasdaq Inc.	5.950%	8/15/53	1,500	1,401
	Nasdaq Inc.	6.100%	6/28/63	1,537	1,423
[2]	Nationwide Financial Services Inc.	6.750%	5/15/37	555	522
	Old Republic International Corp.	3.850%	6/11/51	1,220	806
	Principal Financial Group Inc.	4.625%	9/15/42	925	735
	Principal Financial Group Inc.	4.350%	5/15/43	707	543
	Principal Financial Group Inc.	4.300%	11/15/46	841	629
	Principal Financial Group Inc.	5.500%	3/15/53	920	808
	Progressive Corp.	4.350%	4/25/44	1,130	901
	Progressive Corp.	4.125%	4/15/47	2,913	2,289
	Progressive Corp.	4.200%	3/15/48	805	635
	Progressive Corp.	3.950%	3/26/50	895	669
[2]	Prudential Financial Inc.	5.700%	12/14/36	2,245	2,228
[2]	Prudential Financial Inc.	6.625%	12/1/37	738	780
[2]	Prudential Financial Inc.	3.000%	3/10/40	1,021	708
[2]	Prudential Financial Inc.	6.625%	6/21/40	399	412
[2]	Prudential Financial Inc.	5.100%	8/15/43	1,195	1,030
[2]	Prudential Financial Inc.	4.600%	5/15/44	590	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	3.905%	12/7/47	3,795	2,753
	Prudential Financial Inc.	3.935%	12/7/49	2,348	1,688
[2]	Prudential Financial Inc.	4.350%	2/25/50	1,352	1,046
[2]	Prudential Financial Inc.	3.700%	3/13/51	1,941	1,349
	Raymond James Financial Inc.	4.950%	7/15/46	1,810	1,494
	Raymond James Financial Inc.	3.750%	4/1/51	1,270	862
[2]	Regions Bank	6.450%	6/26/37	1,000	931
	Regions Financial Corp.	7.375%	12/10/37	610	623
	Selective Insurance Group Inc.	5.375%	3/1/49	580	494
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	1,292	792
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	3,755	3,591
	Transatlantic Holdings Inc.	8.000%	11/30/39	520	610
	Travelers Cos. Inc.	6.750%	6/20/36	1,131	1,234
[2]	Travelers Cos. Inc.	6.250%	6/15/37	2,075	2,180
	Travelers Cos. Inc.	5.350%	11/1/40	735	698
	Travelers Cos. Inc.	4.600%	8/1/43	938	800
	Travelers Cos. Inc.	4.300%	8/25/45	1,270	1,015
	Travelers Cos. Inc.	3.750%	5/15/46	1,047	759
	Travelers Cos. Inc.	4.000%	5/30/47	1,000	770
	Travelers Cos. Inc.	4.050%	3/7/48	761	587
	Travelers Cos. Inc.	4.100%	3/4/49	1,480	1,145
	Travelers Cos. Inc.	2.550%	4/27/50	1,658	966
	Travelers Cos. Inc.	3.050%	6/8/51	965	615
	Travelers Cos. Inc.	5.450%	5/25/53	1,453	1,390
	UBS Group AG	4.875%	5/15/45	3,783	3,108
	Unum Group	5.750%	8/15/42	570	493
	Unum Group	4.500%	12/15/49	1,125	789
	Unum Group	4.125%	6/15/51	1,300	856
	Visa Inc.	4.150%	12/14/35	2,982	2,686
	Visa Inc.	2.700%	4/15/40	1,194	837
	Visa Inc.	4.300%	12/14/45	7,606	6,398
	Visa Inc.	3.650%	9/15/47	980	741
	Visa Inc.	2.000%	8/15/50	2,950	1,596
	Voya Financial Inc.	5.700%	7/15/43	954	835
	Voya Financial Inc.	4.800%	6/15/46	700	524
	W R Berkley Corp.	4.750%	8/1/44	1,505	1,206
	W R Berkley Corp.	3.550%	3/30/52	400	256
	W R Berkley Corp.	3.150%	9/30/61	745	411
	Wachovia Corp.	5.500%	8/1/35	1,658	1,524
[2]	Wells Fargo & Co.	5.950%	12/15/36	1,296	1,226
[2]	Wells Fargo & Co.	3.068%	4/30/41	9,166	6,116
	Wells Fargo & Co.	5.375%	11/2/43	2,546	2,195
	Wells Fargo & Co.	5.606%	1/15/44	4,987	4,430
[2]	Wells Fargo & Co.	4.650%	11/4/44	4,533	3,508
	Wells Fargo & Co.	3.900%	5/1/45	5,045	3,672
[2]	Wells Fargo & Co.	4.900%	11/17/45	5,167	4,134
[2]	Wells Fargo & Co.	4.400%	6/14/46	3,309	2,442
[2]	Wells Fargo & Co.	4.750%	12/7/46	4,029	3,128
[2]	Wells Fargo & Co.	5.013%	4/4/51	11,812	9,911
[2]	Wells Fargo & Co.	4.611%	4/25/53	4,080	3,196
[2]	Wells Fargo Bank NA	5.850%	2/1/37	2,726	2,603
[2]	Wells Fargo Bank NA	6.600%	1/15/38	1,944	1,969
	Western Union Co.	6.200%	11/17/36	1,050	1,026
	Westpac Banking Corp.	4.421%	7/24/39	1,984	1,513
	Westpac Banking Corp.	2.963%	11/16/40	2,320	1,412
	Willis North America Inc.	5.050%	9/15/48	1,123	902
	Willis North America Inc.	3.875%	9/15/49	1,511	1,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	XL Group Ltd.	5.250%	12/15/43	1,050	937
					528,200
Health Care (7.4%)
	Abbott Laboratories	4.750%	11/30/36	2,470	2,336
	Abbott Laboratories	6.150%	11/30/37	1,118	1,193
	Abbott Laboratories	6.000%	4/1/39	2,111	2,214
	Abbott Laboratories	5.300%	5/27/40	1,218	1,190
	Abbott Laboratories	4.750%	4/15/43	1,190	1,076
	Abbott Laboratories	4.900%	11/30/46	5,635	5,145
	AbbVie Inc.	4.550%	3/15/35	3,353	3,050
	AbbVie Inc.	4.500%	5/14/35	5,257	4,747
	AbbVie Inc.	4.300%	5/14/36	3,102	2,721
	AbbVie Inc.	4.050%	11/21/39	6,720	5,486
	AbbVie Inc.	4.625%	10/1/42	1,430	1,205
	AbbVie Inc.	4.400%	11/6/42	6,643	5,501
	AbbVie Inc.	4.850%	6/15/44	2,110	1,829
	AbbVie Inc.	4.750%	3/15/45	2,617	2,245
	AbbVie Inc.	4.700%	5/14/45	4,846	4,136
	AbbVie Inc.	4.450%	5/14/46	1,819	1,484
	AbbVie Inc.	4.875%	11/14/48	2,537	2,219
	AbbVie Inc.	4.250%	11/21/49	12,083	9,570
	Adventist Health System	3.630%	3/1/49	850	554
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	825	656
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	1,220	826
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	828	512
	Aetna Inc.	6.625%	6/15/36	1,400	1,444
	Aetna Inc.	6.750%	12/15/37	778	809
	Aetna Inc.	4.500%	5/15/42	1,383	1,096
	Aetna Inc.	4.125%	11/15/42	1,395	1,039
	Aetna Inc.	4.750%	3/15/44	663	539
	Aetna Inc.	3.875%	8/15/47	1,602	1,119
	AHS Hospital Corp.	5.024%	7/1/45	875	781
[2]	AHS Hospital Corp.	2.780%	7/1/51	1,050	616
[2]	Allina Health System	3.887%	4/15/49	1,235	919
	Amgen Inc.	6.400%	2/1/39	745	762
	Amgen Inc.	3.150%	2/21/40	5,279	3,721
	Amgen Inc.	2.800%	8/15/41	995	644
	Amgen Inc.	4.950%	10/1/41	1,485	1,291
	Amgen Inc.	5.150%	11/15/41	1,626	1,436
	Amgen Inc.	5.650%	6/15/42	1,040	969
	Amgen Inc.	5.600%	3/2/43	4,900	4,558
	Amgen Inc.	4.400%	5/1/45	5,070	4,012
	Amgen Inc.	4.563%	6/15/48	2,742	2,200
	Amgen Inc.	3.375%	2/21/50	4,342	2,840
	Amgen Inc.	4.663%	6/15/51	6,993	5,652
	Amgen Inc.	3.000%	1/15/52	2,915	1,762
	Amgen Inc.	4.200%	2/22/52	2,183	1,630
	Amgen Inc.	4.875%	3/1/53	1,560	1,301
	Amgen Inc.	5.650%	3/2/53	9,090	8,496
	Amgen Inc.	2.770%	9/1/53	1,782	990
	Amgen Inc.	4.400%	2/22/62	2,577	1,911
	Amgen Inc.	5.750%	3/2/63	5,761	5,320
[2]	Ascension Health	3.106%	11/15/39	1,545	1,114
	Ascension Health	3.945%	11/15/46	2,372	1,828
[2]	Ascension Health	4.847%	11/15/53	962	852
	AstraZeneca plc	6.450%	9/15/37	6,961	7,512
	AstraZeneca plc	4.000%	9/18/42	1,811	1,470
	AstraZeneca plc	4.375%	11/16/45	2,222	1,863

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AstraZeneca plc	2.125%	8/6/50	414	225
	AstraZeneca plc	3.000%	5/28/51	2,075	1,356
	Banner Health	2.907%	1/1/42	825	551
	Banner Health	2.913%	1/1/51	666	395
[2]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	525	277
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,216	802
	Baxalta Inc.	5.250%	6/23/45	2,160	1,932
	Baxter International Inc.	3.500%	8/15/46	978	620
	Baxter International Inc.	3.132%	12/1/51	1,597	948
	Baylor Scott & White Holdings	4.185%	11/15/45	1,090	860
	Baylor Scott & White Holdings	3.967%	11/15/46	1,151	876
[2]	Baylor Scott & White Holdings	2.839%	11/15/50	1,295	781
	Becton Dickinson & Co.	4.685%	12/15/44	1,912	1,606
	Becton Dickinson & Co.	4.669%	6/6/47	3,591	2,984
	Becton Dickinson & Co.	3.794%	5/20/50	1,234	888
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	850	483
	Biogen Inc.	3.150%	5/1/50	4,040	2,470
	Biogen Inc.	3.250%	2/15/51	1,306	809
[2]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	825	514
	Boston Scientific Corp.	6.500%	11/15/35	530	554
	Boston Scientific Corp.	4.550%	3/1/39	1,200	1,034
	Boston Scientific Corp.	7.375%	1/15/40	439	484
	Boston Scientific Corp.	4.700%	3/1/49	1,320	1,106
	Bristol-Myers Squibb Co.	4.125%	6/15/39	2,736	2,274
	Bristol-Myers Squibb Co.	3.550%	3/15/42	1,893	1,421
	Bristol-Myers Squibb Co.	3.250%	8/1/42	809	574
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,146	1,835
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,604	2,108
	Bristol-Myers Squibb Co.	4.550%	2/20/48	2,733	2,266
	Bristol-Myers Squibb Co.	4.250%	10/26/49	7,896	6,260
	Bristol-Myers Squibb Co.	2.550%	11/13/50	4,142	2,365
	Bristol-Myers Squibb Co.	3.700%	3/15/52	4,787	3,421
	Bristol-Myers Squibb Co.	3.900%	3/15/62	2,100	1,472
	Cardinal Health Inc.	4.600%	3/15/43	1,250	984
	Cardinal Health Inc.	4.500%	11/15/44	572	435
	Cardinal Health Inc.	4.900%	9/15/45	942	755
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	800	486
	Cencora Inc.	4.250%	3/1/45	1,139	869
	Cencora Inc.	4.300%	12/15/47	1,111	858
	Children's Health System of Texas	2.511%	8/15/50	1,175	650
[2]	Children's Hospital	2.928%	7/15/50	850	502
[2]	Children's Hospital Corp.	4.115%	1/1/47	619	486
[2]	Children's Hospital Corp.	2.585%	2/1/50	563	324
	Children's Hospital Medical Center	4.268%	5/15/44	750	617
[2]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,050	610
	Cigna Group	4.800%	8/15/38	4,392	3,863
	Cigna Group	3.200%	3/15/40	1,658	1,165
[2]	Cigna Group	6.125%	11/15/41	366	360
[2]	Cigna Group	4.800%	7/15/46	2,080	1,726
[2]	Cigna Group	3.875%	10/15/47	1,935	1,377
	Cigna Group	4.900%	12/15/48	5,957	5,021
	Cigna Group	3.400%	3/15/50	2,715	1,786
	Cigna Group	3.400%	3/15/51	3,875	2,537
[2]	City of Hope	5.623%	11/15/43	925	838
[2]	City of Hope	4.378%	8/15/48	645	484
	Cleveland Clinic Foundation	4.858%	1/1/14	790	641
[2]	CommonSpirit Health	4.350%	11/1/42	2,177	1,753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CommonSpirit Health	3.817%	10/1/49	815	575
	CommonSpirit Health	4.187%	10/1/49	1,067	799
	CommonSpirit Health	3.910%	10/1/50	1,290	910
[2]	Community Health Network Inc.	3.099%	5/1/50	900	540
[2]	Corewell Health Obligated Group	3.487%	7/15/49	855	587
[2]	Cottage Health Obligated Group	3.304%	11/1/49	1,275	837
	CVS Health Corp.	4.875%	7/20/35	1,328	1,187
	CVS Health Corp.	4.780%	3/25/38	9,883	8,504
	CVS Health Corp.	6.125%	9/15/39	1,360	1,312
	CVS Health Corp.	4.125%	4/1/40	1,847	1,431
	CVS Health Corp.	2.700%	8/21/40	2,050	1,298
	CVS Health Corp.	5.300%	12/5/43	2,180	1,896
	CVS Health Corp.	5.125%	7/20/45	6,181	5,199
	CVS Health Corp.	5.050%	3/25/48	16,382	13,610
	CVS Health Corp.	4.250%	4/1/50	2,332	1,722
	CVS Health Corp.	5.625%	2/21/53	2,595	2,320
	CVS Health Corp.	5.875%	6/1/53	1,998	1,850
	CVS Health Corp.	6.000%	6/1/63	1,165	1,070
	Danaher Corp.	4.375%	9/15/45	1,882	1,564
	Danaher Corp.	2.600%	10/1/50	1,245	730
	Danaher Corp.	2.800%	12/10/51	985	596
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/48	595	429
	DH Europe Finance II Sarl	3.250%	11/15/39	477	357
	DH Europe Finance II Sarl	3.400%	11/15/49	2,005	1,391
	Dignity Health	4.500%	11/1/42	1,400	1,137
	Dignity Health	5.267%	11/1/64	660	560
[2]	Duke University Health System Inc.	3.920%	6/1/47	1,380	1,055
	Elevance Health Inc.	5.950%	12/15/34	962	955
	Elevance Health Inc.	5.850%	1/15/36	822	801
	Elevance Health Inc.	6.375%	6/15/37	1,196	1,209
	Elevance Health Inc.	4.625%	5/15/42	1,406	1,179
	Elevance Health Inc.	4.650%	1/15/43	1,849	1,551
	Elevance Health Inc.	5.100%	1/15/44	1,929	1,680
	Elevance Health Inc.	4.650%	8/15/44	2,192	1,809
	Elevance Health Inc.	4.375%	12/1/47	2,941	2,326
	Elevance Health Inc.	4.550%	3/1/48	2,598	2,111
	Elevance Health Inc.	3.700%	9/15/49	755	528
	Elevance Health Inc.	3.125%	5/15/50	2,305	1,445
	Elevance Health Inc.	3.600%	3/15/51	1,665	1,136
	Elevance Health Inc.	4.550%	5/15/52	1,570	1,266
	Elevance Health Inc.	6.100%	10/15/52	1,345	1,344
	Elevance Health Inc.	5.125%	2/15/53	1,950	1,730
	Elevance Health Inc.	4.850%	8/15/54	500	399
	Eli Lilly & Co.	3.950%	3/15/49	1,250	1,002
	Eli Lilly & Co.	2.250%	5/15/50	3,685	2,085
	Eli Lilly & Co.	4.875%	2/27/53	3,035	2,779
	Eli Lilly & Co.	4.150%	3/15/59	1,060	835
	Eli Lilly & Co.	2.500%	9/15/60	2,165	1,177
	Eli Lilly & Co.	4.950%	2/27/63	2,005	1,811
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	775	523
	GE HealthCare Technologies Inc.	6.377%	11/22/52	2,057	2,085
	Gilead Sciences Inc.	5.250%	10/15/33	750	732
	Gilead Sciences Inc.	4.600%	9/1/35	2,971	2,709
	Gilead Sciences Inc.	4.000%	9/1/36	2,491	2,114
	Gilead Sciences Inc.	2.600%	10/1/40	3,450	2,268
	Gilead Sciences Inc.	5.650%	12/1/41	961	933
	Gilead Sciences Inc.	4.800%	4/1/44	3,284	2,853

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gilead Sciences Inc.	4.500%	2/1/45	3,195	2,648
	Gilead Sciences Inc.	4.750%	3/1/46	3,787	3,243
	Gilead Sciences Inc.	4.150%	3/1/47	1,495	1,181
	Gilead Sciences Inc.	2.800%	10/1/50	4,983	2,986
	Gilead Sciences Inc.	5.550%	10/15/53	2,000	1,921
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	5,676	6,149
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,282	1,074
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/41	1,315	852
	Hackensack Meridian Health Inc.	4.211%	7/1/48	430	341
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,275	773
	Hackensack Meridian Health Inc.	4.500%	7/1/57	365	291
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	900	602
	HCA Inc.	5.125%	6/15/39	1,933	1,667
	HCA Inc.	4.375%	3/15/42	1,275	973
	HCA Inc.	5.500%	6/15/47	3,700	3,157
	HCA Inc.	5.250%	6/15/49	4,026	3,302
	HCA Inc.	3.500%	7/15/51	2,732	1,703
	HCA Inc.	4.625%	3/15/52	3,780	2,836
	HCA Inc.	5.900%	6/1/53	1,732	1,553
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	1,100	807
	Humana Inc.	4.625%	12/1/42	504	412
	Humana Inc.	4.950%	10/1/44	1,801	1,513
	Humana Inc.	4.800%	3/15/47	540	448
	Humana Inc.	3.950%	8/15/49	1,000	724
	Humana Inc.	5.500%	3/15/53	1,385	1,259
	IHC Health Services Inc.	4.131%	5/15/48	1,300	1,031
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	850	656
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	750	447
	Inova Health System Foundation	4.068%	5/15/52	595	458
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	580	393
[2]	Iowa Health System	3.665%	2/15/50	900	610
	Johns Hopkins Health System Corp.	3.837%	5/15/46	498	371
	Johnson & Johnson	4.375%	12/5/33	1,897	1,801
	Johnson & Johnson	3.550%	3/1/36	2,566	2,174
	Johnson & Johnson	3.625%	3/3/37	2,417	2,032
	Johnson & Johnson	5.950%	8/15/37	2,210	2,336
	Johnson & Johnson	3.400%	1/15/38	1,975	1,588
	Johnson & Johnson	2.100%	9/1/40	2,585	1,646
	Johnson & Johnson	4.500%	9/1/40	1,328	1,198
	Johnson & Johnson	4.850%	5/15/41	1,305	1,220
	Johnson & Johnson	4.500%	12/5/43	1,049	938
	Johnson & Johnson	3.700%	3/1/46	3,945	3,063
	Johnson & Johnson	3.750%	3/3/47	2,171	1,701
	Johnson & Johnson	3.500%	1/15/48	1,787	1,346
	Johnson & Johnson	2.250%	9/1/50	2,610	1,503
	Johnson & Johnson	2.450%	9/1/60	1,350	743
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	2,047	1,369
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,901	1,678
	Kaiser Foundation Hospitals	4.150%	5/1/47	3,548	2,813
[2]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,447	1,622
[2]	Kaiser Foundation Hospitals	3.002%	6/1/51	2,505	1,563
	Koninklijke Philips NV	6.875%	3/11/38	1,290	1,338
	Koninklijke Philips NV	5.000%	3/15/42	1,075	901
	Laboratory Corp. of America Holdings	4.700%	2/1/45	1,779	1,441
[2]	Mass General Brigham Inc.	3.765%	7/1/48	571	419
[2]	Mass General Brigham Inc.	3.192%	7/1/49	876	572
[2]	Mass General Brigham Inc.	3.342%	7/1/60	1,365	856
[2]	Mayo Clinic	3.774%	11/15/43	740	578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mayo Clinic	4.128%	11/15/52	835	673
[2]	Mayo Clinic	3.196%	11/15/61	1,450	887
[2]	McLaren Health Care Corp.	4.386%	5/15/48	950	741
[2]	MedStar Health Inc.	3.626%	8/15/49	872	589
	Medtronic Inc.	4.375%	3/15/35	4,219	3,818
	Medtronic Inc.	4.625%	3/15/45	4,721	4,137
	Memorial Health Services	3.447%	11/1/49	650	441
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	875	787
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	790	491
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,120	860
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	1,148	876
	Merck & Co. Inc.	6.500%	12/1/33	1,340	1,450
	Merck & Co. Inc.	3.900%	3/7/39	1,642	1,362
	Merck & Co. Inc.	2.350%	6/24/40	1,690	1,105
	Merck & Co. Inc.	3.600%	9/15/42	3,372	2,584
	Merck & Co. Inc.	4.150%	5/18/43	2,394	1,986
	Merck & Co. Inc.	4.900%	5/17/44	1,455	1,326
	Merck & Co. Inc.	3.700%	2/10/45	3,322	2,530
	Merck & Co. Inc.	4.000%	3/7/49	2,806	2,198
	Merck & Co. Inc.	2.450%	6/24/50	3,534	2,028
	Merck & Co. Inc.	2.750%	12/10/51	3,010	1,818
	Merck & Co. Inc.	5.000%	5/17/53	3,405	3,103
	Merck & Co. Inc.	2.900%	12/10/61	3,170	1,820
	Merck & Co. Inc.	5.150%	5/17/63	2,067	1,891
[2]	Methodist Hospital	2.705%	12/1/50	1,078	627
[2]	Montefiore Obligated Group	5.246%	11/1/48	889	628
	Montefiore Obligated Group	4.287%	9/1/50	750	432
[2]	Mount Sinai Hospital	3.981%	7/1/48	948	699
[2]	Mount Sinai Hospital	3.737%	7/1/49	1,500	1,039
[2]	Mount Sinai Hospital	3.391%	7/1/50	522	326
	MultiCare Health System	2.803%	8/15/50	775	432
	Mylan Inc.	5.400%	11/29/43	1,536	1,190
	Mylan Inc.	5.200%	4/15/48	1,440	1,044
[2]	MyMichigan Health	3.409%	6/1/50	756	483
	New York & Presbyterian Hospital	2.256%	8/1/40	925	571
	New York & Presbyterian Hospital	4.024%	8/1/45	1,310	1,014
	New York & Presbyterian Hospital	4.063%	8/1/56	811	606
	New York & Presbyterian Hospital	2.606%	8/1/60	600	307
[2]	New York & Presbyterian Hospital	3.954%	8/1/19	1,080	703
	Northwell Healthcare Inc.	3.979%	11/1/46	1,405	1,013
	Northwell Healthcare Inc.	4.260%	11/1/47	1,814	1,354
	Northwell Healthcare Inc.	3.809%	11/1/49	1,275	876
	Novant Health Inc.	2.637%	11/1/36	330	233
	Novant Health Inc.	3.168%	11/1/51	1,044	665
	Novant Health Inc.	3.318%	11/1/61	825	506
	Novartis Capital Corp.	3.700%	9/21/42	1,025	801
	Novartis Capital Corp.	4.400%	5/6/44	3,733	3,210
	Novartis Capital Corp.	4.000%	11/20/45	2,573	2,076
	Novartis Capital Corp.	2.750%	8/14/50	2,690	1,709
[2]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,010	554
[2]	NYU Langone Hospitals	5.750%	7/1/43	771	736
	NYU Langone Hospitals	4.784%	7/1/44	888	745
[2]	NYU Langone Hospitals	4.368%	7/1/47	1,095	898
[2]	NYU Langone Hospitals	3.380%	7/1/55	570	361
	OhioHealth Corp.	2.834%	11/15/41	675	447
[2]	OhioHealth Corp.	3.042%	11/15/50	1,040	678
	Orlando Health Obligated Group	4.089%	10/1/48	545	411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orlando Health Obligated Group	3.327%	10/1/50	630	415
[2]	PeaceHealth Obligated Group	4.787%	11/15/48	1,675	1,327
	Pfizer Inc.	4.000%	12/15/36	3,858	3,328
	Pfizer Inc.	4.100%	9/15/38	2,926	2,490
	Pfizer Inc.	3.900%	3/15/39	2,949	2,420
	Pfizer Inc.	7.200%	3/15/39	3,773	4,344
	Pfizer Inc.	2.550%	5/28/40	2,070	1,388
	Pfizer Inc.	5.600%	9/15/40	125	123
	Pfizer Inc.	4.300%	6/15/43	1,812	1,525
	Pfizer Inc.	4.400%	5/15/44	1,840	1,566
	Pfizer Inc.	4.125%	12/15/46	2,642	2,121
	Pfizer Inc.	4.200%	9/15/48	911	746
	Pfizer Inc.	4.000%	3/15/49	1,510	1,190
	Pfizer Inc.	2.700%	5/28/50	2,795	1,751
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	5,670	5,206
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	12,056	11,197
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	8,082	7,384
	Piedmont Healthcare Inc.	2.864%	1/1/52	995	581
	Presbyterian Healthcare Services	4.875%	8/1/52	700	617
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	2,500	2,402
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	1,470	1,038
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	375	205
	Quest Diagnostics Inc.	4.700%	3/30/45	554	455
[2]	Rady Children's Hospital-San Diego	3.154%	8/15/51	415	264
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,167	670
	Revvity Inc.	3.625%	3/15/51	605	387
	Royalty Pharma plc	3.300%	9/2/40	2,795	1,829
	Royalty Pharma plc	3.550%	9/2/50	2,479	1,518
	RWJ Barnabas Health Inc.	3.949%	7/1/46	885	663
	RWJ Barnabas Health Inc.	3.477%	7/1/49	472	323
[2]	Sharp HealthCare	2.680%	8/1/50	875	500
[2]	Stanford Health Care	3.795%	11/15/48	779	578
	Stanford Health Care	3.027%	8/15/51	735	458
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	1,305	909
	Stryker Corp.	4.100%	4/1/43	720	561
	Stryker Corp.	4.375%	5/15/44	1,005	807
	Stryker Corp.	4.625%	3/15/46	1,540	1,294
	Stryker Corp.	2.900%	6/15/50	619	378
	Summa Health	3.511%	11/15/51	350	224
[2]	Sutter Health	3.161%	8/15/40	500	348
[2]	Sutter Health	4.091%	8/15/48	1,060	808
[2]	Sutter Health	3.361%	8/15/50	1,225	800
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	2,669	1,854
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	3,536	2,236
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	2,151	1,308
	Texas Health Resources	2.328%	11/15/50	825	436
[2]	Texas Health Resources	4.330%	11/15/55	640	514
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	2,836	1,908
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	993	932
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	2,282	1,820
	Toledo Hospital	5.750%	11/15/38	700	670
[2]	Trinity Health Corp.	2.632%	12/1/40	650	419
	Trinity Health Corp.	4.125%	12/1/45	825	649
[2]	Trinity Health Corp.	3.434%	12/1/48	1,155	824
	UnitedHealth Group Inc.	4.625%	7/15/35	2,121	1,960
	UnitedHealth Group Inc.	5.800%	3/15/36	1,204	1,219
	UnitedHealth Group Inc.	6.500%	6/15/37	3,020	3,239
	UnitedHealth Group Inc.	6.625%	11/15/37	1,760	1,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	6.875%	2/15/38	2,824	3,143
	UnitedHealth Group Inc.	3.500%	8/15/39	1,401	1,076
	UnitedHealth Group Inc.	2.750%	5/15/40	993	674
	UnitedHealth Group Inc.	5.700%	10/15/40	551	543
	UnitedHealth Group Inc.	5.950%	2/15/41	890	891
	UnitedHealth Group Inc.	3.050%	5/15/41	2,635	1,859
	UnitedHealth Group Inc.	4.375%	3/15/42	847	708
	UnitedHealth Group Inc.	3.950%	10/15/42	598	470
	UnitedHealth Group Inc.	4.250%	3/15/43	2,665	2,187
	UnitedHealth Group Inc.	4.750%	7/15/45	2,431	2,106
	UnitedHealth Group Inc.	4.200%	1/15/47	2,417	1,921
	UnitedHealth Group Inc.	4.250%	4/15/47	2,013	1,591
	UnitedHealth Group Inc.	3.750%	10/15/47	1,425	1,040
	UnitedHealth Group Inc.	4.250%	6/15/48	3,169	2,518
	UnitedHealth Group Inc.	4.450%	12/15/48	812	666
	UnitedHealth Group Inc.	3.700%	8/15/49	2,325	1,674
	UnitedHealth Group Inc.	2.900%	5/15/50	2,585	1,590
	UnitedHealth Group Inc.	3.250%	5/15/51	4,055	2,667
	UnitedHealth Group Inc.	4.750%	5/15/52	4,130	3,516
	UnitedHealth Group Inc.	5.875%	2/15/53	4,375	4,393
	UnitedHealth Group Inc.	5.050%	4/15/53	3,258	2,916
	UnitedHealth Group Inc.	3.875%	8/15/59	3,313	2,354
	UnitedHealth Group Inc.	3.125%	5/15/60	1,255	761
	UnitedHealth Group Inc.	4.950%	5/15/62	2,350	2,021
	UnitedHealth Group Inc.	6.050%	2/15/63	3,425	3,479
	UnitedHealth Group Inc.	5.200%	4/15/63	3,635	3,243
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,090	1,535
	Viatris Inc.	3.850%	6/22/40	2,840	1,848
	Viatris Inc.	4.000%	6/22/50	2,396	1,447
[2]	WakeMed	3.286%	10/1/52	388	239
[2]	West Virginia United Health System Obligated Group	3.129%	6/1/50	791	456
[2]	Willis-Knighton Medical Center	3.065%	3/1/51	1,455	828
	Wyeth LLC	6.500%	2/1/34	1,691	1,816
	Wyeth LLC	6.000%	2/15/36	1,890	1,952
	Wyeth LLC	5.950%	4/1/37	2,371	2,425
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	925	498
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	635	589
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	795	620
	Zoetis Inc.	4.700%	2/1/43	2,591	2,232
	Zoetis Inc.	3.950%	9/12/47	606	457
	Zoetis Inc.	4.450%	8/20/48	794	646
	Zoetis Inc.	3.000%	5/15/50	915	579
					615,815
Industrials (4.0%)
[2]	3M Co.	5.700%	3/15/37	690	684
[2]	3M Co.	3.875%	6/15/44	420	310
[2]	3M Co.	3.125%	9/19/46	1,230	782
[2]	3M Co.	3.625%	10/15/47	1,455	1,005
[2]	3M Co.	4.000%	9/14/48	1,265	950
	3M Co.	3.250%	8/26/49	2,088	1,323
	3M Co.	3.700%	4/15/50	613	436
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	1,183	968
	Boeing Co.	3.600%	5/1/34	1,795	1,450
	Boeing Co.	3.250%	2/1/35	1,203	923
	Boeing Co.	6.625%	2/15/38	663	666
	Boeing Co.	3.550%	3/1/38	1,114	816

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Boeing Co.	3.500%	3/1/39	754	537
Boeing Co.	6.875%	3/15/39	913	960
Boeing Co.	5.875%	2/15/40	936	881
Boeing Co.	5.705%	5/1/40	5,985	5,519
Boeing Co.	3.375%	6/15/46	1,257	802
Boeing Co.	3.650%	3/1/47	711	467
Boeing Co.	3.625%	3/1/48	1,013	657
Boeing Co.	3.850%	11/1/48	946	645
Boeing Co.	3.900%	5/1/49	2,605	1,812
Boeing Co.	3.750%	2/1/50	1,520	1,031
Boeing Co.	5.805%	5/1/50	10,847	9,821
Boeing Co.	3.825%	3/1/59	759	485
Boeing Co.	3.950%	8/1/59	1,206	791
Boeing Co.	5.930%	5/1/60	7,129	6,414
Burlington Northern Santa Fe LLC	6.200%	8/15/36	739	775
Burlington Northern Santa Fe LLC	6.150%	5/1/37	1,045	1,093
Burlington Northern Santa Fe LLC	5.750%	5/1/40	1,792	1,777
Burlington Northern Santa Fe LLC	5.050%	3/1/41	951	871
Burlington Northern Santa Fe LLC	5.400%	6/1/41	975	925
Burlington Northern Santa Fe LLC	4.950%	9/15/41	791	714
Burlington Northern Santa Fe LLC	4.400%	3/15/42	998	831
Burlington Northern Santa Fe LLC	4.375%	9/1/42	1,579	1,309
Burlington Northern Santa Fe LLC	4.450%	3/15/43	1,353	1,128
Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,642	1,498
Burlington Northern Santa Fe LLC	4.900%	4/1/44	2,331	2,063
Burlington Northern Santa Fe LLC	4.550%	9/1/44	1,870	1,571
Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,877	2,284
Burlington Northern Santa Fe LLC	4.700%	9/1/45	889	759
Burlington Northern Santa Fe LLC	3.900%	8/1/46	2,291	1,716
Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,940	2,298
Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,225	1,718
Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,371	972
Burlington Northern Santa Fe LLC	3.050%	2/15/51	1,908	1,205
Burlington Northern Santa Fe LLC	3.300%	9/15/51	1,821	1,219
Burlington Northern Santa Fe LLC	2.875%	6/15/52	1,975	1,207
Burlington Northern Santa Fe LLC	5.200%	4/15/54	2,805	2,569
Canadian National Railway Co.	6.200%	6/1/36	1,792	1,878
Canadian National Railway Co.	6.375%	11/15/37	1,314	1,382
Canadian National Railway Co.	3.200%	8/2/46	417	282
Canadian National Railway Co.	3.650%	2/3/48	138	101
Canadian National Railway Co.	2.450%	5/1/50	1,100	624
Canadian National Railway Co.	4.400%	8/5/52	2,225	1,840
Canadian Pacific Railway Co.	4.800%	9/15/35	1,547	1,416
Canadian Pacific Railway Co.	5.950%	5/15/37	945	941
Canadian Pacific Railway Co.	3.000%	12/2/41	2,220	1,726
Canadian Pacific Railway Co.	4.300%	5/15/43	1,065	848
Canadian Pacific Railway Co.	4.800%	8/1/45	1,073	902
Canadian Pacific Railway Co.	4.950%	8/15/45	1,047	901
Canadian Pacific Railway Co.	4.700%	5/1/48	433	357
Canadian Pacific Railway Co.	3.500%	5/1/50	1,330	906
Canadian Pacific Railway Co.	3.100%	12/2/51	4,450	2,790
Canadian Pacific Railway Co.	4.200%	11/15/69	926	662
Canadian Pacific Railway Co.	6.125%	9/15/15	1,340	1,296
Carrier Global Corp.	3.377%	4/5/40	3,220	2,302
Carrier Global Corp.	3.577%	4/5/50	4,086	2,761
Caterpillar Inc.	5.300%	9/15/35	975	975
Caterpillar Inc.	6.050%	8/15/36	635	667
Caterpillar Inc.	5.200%	5/27/41	1,532	1,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Caterpillar Inc.	3.803%	8/15/42	3,579	2,855
	Caterpillar Inc.	3.250%	9/19/49	2,432	1,704
	Caterpillar Inc.	3.250%	4/9/50	2,700	1,895
	Caterpillar Inc.	4.750%	5/15/64	671	580
	CSX Corp.	6.000%	10/1/36	780	790
	CSX Corp.	6.150%	5/1/37	1,280	1,309
	CSX Corp.	6.220%	4/30/40	1,560	1,596
	CSX Corp.	5.500%	4/15/41	1,169	1,103
	CSX Corp.	4.750%	5/30/42	1,246	1,068
	CSX Corp.	4.100%	3/15/44	1,785	1,400
	CSX Corp.	3.800%	11/1/46	1,568	1,141
	CSX Corp.	4.300%	3/1/48	2,111	1,662
	CSX Corp.	4.750%	11/15/48	1,358	1,148
	CSX Corp.	4.500%	3/15/49	781	633
	CSX Corp.	3.350%	9/15/49	1,700	1,135
	CSX Corp.	3.800%	4/15/50	769	556
	CSX Corp.	3.950%	5/1/50	1,325	983
	CSX Corp.	2.500%	5/15/51	1,000	559
	CSX Corp.	4.500%	11/15/52	2,270	1,849
	CSX Corp.	4.500%	8/1/54	750	603
	CSX Corp.	4.250%	11/1/66	920	683
	CSX Corp.	4.650%	3/1/68	1,029	822
	Cummins Inc.	4.875%	10/1/43	1,128	993
	Cummins Inc.	2.600%	9/1/50	1,090	629
	Deere & Co.	3.900%	6/9/42	3,222	2,651
	Deere & Co.	2.875%	9/7/49	1,564	1,040
	Deere & Co.	3.750%	4/15/50	1,726	1,360
	Dover Corp.	5.375%	10/15/35	617	595
	Dover Corp.	5.375%	3/1/41	663	610
	Eaton Corp.	4.150%	11/2/42	2,458	2,000
	Eaton Corp.	3.915%	9/15/47	783	599
	Eaton Corp.	4.700%	8/23/52	2,288	1,972
	Emerson Electric Co.	2.800%	12/21/51	3,796	2,287
	FedEx Corp.	4.900%	1/15/34	1,465	1,365
	FedEx Corp.	3.900%	2/1/35	935	780
	FedEx Corp.	3.250%	5/15/41	1,545	1,063
	FedEx Corp.	3.875%	8/1/42	1,100	825
	FedEx Corp.	4.100%	4/15/43	1,145	867
	FedEx Corp.	5.100%	1/15/44	2,523	2,176
	FedEx Corp.	4.100%	2/1/45	1,151	859
	FedEx Corp.	4.750%	11/15/45	1,138	928
	FedEx Corp.	4.550%	4/1/46	752	595
	FedEx Corp.	4.400%	1/15/47	754	580
	FedEx Corp.	4.050%	2/15/48	2,167	1,582
	FedEx Corp.	4.950%	10/17/48	3,060	2,579
	FedEx Corp.	5.250%	5/15/50	2,705	2,373
[2]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,429	1,149
	Fortive Corp.	4.300%	6/15/46	1,381	1,037
	General Dynamics Corp.	4.250%	4/1/40	3,452	2,923
	General Dynamics Corp.	3.600%	11/15/42	1,140	856
	General Dynamics Corp.	4.250%	4/1/50	1,767	1,452
[2]	General Electric Co.	5.875%	1/14/38	1,991	2,007
	Honeywell International Inc.	4.500%	1/15/34	1,500	1,392
	Honeywell International Inc.	5.700%	3/15/36	1,160	1,169
	Honeywell International Inc.	5.700%	3/15/37	1,360	1,375
	Honeywell International Inc.	5.375%	3/1/41	945	910
	Honeywell International Inc.	3.812%	11/21/47	1,030	784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Tool Works Inc.	4.875%	9/15/41	1,373	1,261
	Illinois Tool Works Inc.	3.900%	9/1/42	1,588	1,287
	Jacobs Engineering Group Inc.	5.900%	3/1/33	329	312
[2]	Johnson Controls International plc	6.000%	1/15/36	1,389	1,376
[2]	Johnson Controls International plc	4.625%	7/2/44	1,116	908
[2]	Johnson Controls International plc	5.125%	9/14/45	240	208
	Johnson Controls International plc	4.500%	2/15/47	839	671
[2]	Johnson Controls International plc	4.950%	7/2/64	935	749
	L3Harris Technologies Inc.	5.054%	4/27/45	730	637
	L3Harris Technologies Inc.	5.600%	7/31/53	1,775	1,660
	Lockheed Martin Corp.	4.750%	2/15/34	1,761	1,667
	Lockheed Martin Corp.	3.600%	3/1/35	1,108	935
	Lockheed Martin Corp.	4.500%	5/15/36	1,990	1,812
[2]	Lockheed Martin Corp.	6.150%	9/1/36	1,880	1,967
	Lockheed Martin Corp.	5.720%	6/1/40	1,654	1,655
	Lockheed Martin Corp.	4.070%	12/15/42	2,159	1,764
	Lockheed Martin Corp.	3.800%	3/1/45	2,120	1,617
	Lockheed Martin Corp.	4.700%	5/15/46	2,032	1,780
	Lockheed Martin Corp.	4.090%	9/15/52	3,168	2,497
	Lockheed Martin Corp.	4.150%	6/15/53	3,202	2,512
	Lockheed Martin Corp.	5.700%	11/15/54	2,387	2,378
	Lockheed Martin Corp.	5.200%	2/15/55	1,265	1,170
	Lockheed Martin Corp.	4.300%	6/15/62	961	750
	Lockheed Martin Corp.	5.900%	11/15/63	1,925	1,957
	Norfolk Southern Corp.	4.837%	10/1/41	1,306	1,127
	Norfolk Southern Corp.	3.950%	10/1/42	793	607
	Norfolk Southern Corp.	4.450%	6/15/45	1,307	1,044
	Norfolk Southern Corp.	4.650%	1/15/46	916	751
	Norfolk Southern Corp.	3.942%	11/1/47	1,398	1,035
	Norfolk Southern Corp.	4.150%	2/28/48	933	715
	Norfolk Southern Corp.	4.100%	5/15/49	975	739
	Norfolk Southern Corp.	3.400%	11/1/49	2,075	1,371
	Norfolk Southern Corp.	3.050%	5/15/50	1,165	724
	Norfolk Southern Corp.	4.050%	8/15/52	1,155	857
	Norfolk Southern Corp.	3.700%	3/15/53	1,000	690
	Norfolk Southern Corp.	4.550%	6/1/53	2,600	2,093
	Norfolk Southern Corp.	5.350%	8/1/54	2,500	2,284
	Norfolk Southern Corp.	3.155%	5/15/55	1,655	1,013
	Norfolk Southern Corp.	4.100%	5/15/21	1,210	788
	Northrop Grumman Corp.	5.150%	5/1/40	1,112	1,016
	Northrop Grumman Corp.	5.050%	11/15/40	1,002	900
	Northrop Grumman Corp.	4.750%	6/1/43	3,212	2,746
	Northrop Grumman Corp.	3.850%	4/15/45	927	690
	Northrop Grumman Corp.	4.030%	10/15/47	2,097	1,602
	Northrop Grumman Corp.	5.250%	5/1/50	2,095	1,927
	Northrop Grumman Corp.	4.950%	3/15/53	2,132	1,860
	Otis Worldwide Corp.	3.112%	2/15/40	2,071	1,479
	Otis Worldwide Corp.	3.362%	2/15/50	2,893	1,928
[2]	Parker-Hannifin Corp.	4.200%	11/21/34	1,559	1,354
[2]	Parker-Hannifin Corp.	6.250%	5/15/38	385	386
[2]	Parker-Hannifin Corp.	4.450%	11/21/44	1,230	996
	Parker-Hannifin Corp.	4.100%	3/1/47	1,053	815
	Parker-Hannifin Corp.	4.000%	6/14/49	2,296	1,745
	Precision Castparts Corp.	3.900%	1/15/43	1,010	786
	Precision Castparts Corp.	4.375%	6/15/45	673	546
	Republic Services Inc.	5.000%	4/1/34	1,590	1,505
	Republic Services Inc.	6.200%	3/1/40	797	807
	Republic Services Inc.	5.700%	5/15/41	905	882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic Services Inc.	3.050%	3/1/50	725	466
	Rockwell Automation Inc.	4.200%	3/1/49	1,235	1,004
	Rockwell Automation Inc.	2.800%	8/15/61	834	482
	RTX Corp.	6.050%	6/1/36	472	471
	RTX Corp.	6.125%	7/15/38	2,453	2,438
	RTX Corp.	4.450%	11/16/38	2,130	1,784
	RTX Corp.	4.875%	10/15/40	1,080	925
	RTX Corp.	4.700%	12/15/41	903	754
	RTX Corp.	4.500%	6/1/42	8,012	6,557
	RTX Corp.	4.800%	12/15/43	2,155	1,790
	RTX Corp.	4.150%	5/15/45	2,127	1,611
	RTX Corp.	3.750%	11/1/46	2,106	1,487
	RTX Corp.	4.350%	4/15/47	2,336	1,816
	RTX Corp.	4.050%	5/4/47	776	578
	RTX Corp.	4.625%	11/16/48	3,324	2,701
	RTX Corp.	3.125%	7/1/50	1,991	1,236
	RTX Corp.	2.820%	9/1/51	1,355	778
	RTX Corp.	3.030%	3/15/52	420	252
	RTX Corp.	5.375%	2/27/53	2,685	2,430
	Trane Technologies Financing Ltd.	4.650%	11/1/44	340	276
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	879	840
	Tyco Electronics Group SA	7.125%	10/1/37	675	743
	Union Pacific Corp.	3.375%	2/1/35	1,542	1,246
	Union Pacific Corp.	2.891%	4/6/36	1,747	1,315
	Union Pacific Corp.	3.600%	9/15/37	968	776
[2]	Union Pacific Corp.	3.550%	8/15/39	441	337
	Union Pacific Corp.	3.200%	5/20/41	2,836	2,043
	Union Pacific Corp.	4.050%	3/1/46	1,025	780
	Union Pacific Corp.	3.350%	8/15/46	1,410	931
	Union Pacific Corp.	4.000%	4/15/47	1,140	861
	Union Pacific Corp.	3.250%	2/5/50	2,455	1,641
	Union Pacific Corp.	2.950%	3/10/52	2,113	1,301
	Union Pacific Corp.	4.950%	9/9/52	691	619
	Union Pacific Corp.	3.500%	2/14/53	1,820	1,255
	Union Pacific Corp.	3.875%	2/1/55	1,865	1,343
	Union Pacific Corp.	3.950%	8/15/59	997	712
	Union Pacific Corp.	3.839%	3/20/60	3,408	2,391
	Union Pacific Corp.	3.550%	5/20/61	1,402	914
	Union Pacific Corp.	2.973%	9/16/62	5,576	3,158
	Union Pacific Corp.	5.150%	1/20/63	1,312	1,165
	Union Pacific Corp.	3.750%	2/5/70	940	630
	Union Pacific Corp.	3.799%	4/6/71	3,511	2,349
	Union Pacific Corp.	3.850%	2/14/72	1,385	942
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	2,500	2,431
	United Parcel Service Inc.	6.200%	1/15/38	2,936	3,137
	United Parcel Service Inc.	5.200%	4/1/40	1,548	1,469
	United Parcel Service Inc.	4.875%	11/15/40	1,725	1,579
	United Parcel Service Inc.	3.625%	10/1/42	761	583
	United Parcel Service Inc.	3.400%	11/15/46	654	459
	United Parcel Service Inc.	3.750%	11/15/47	1,685	1,274
	United Parcel Service Inc.	4.250%	3/15/49	2,975	2,412
	United Parcel Service Inc.	3.400%	9/1/49	1,491	1,061
	United Parcel Service Inc.	5.300%	4/1/50	1,840	1,745
	United Parcel Service Inc.	5.050%	3/3/53	2,431	2,222
	Valmont Industries Inc.	5.000%	10/1/44	889	717
	Valmont Industries Inc.	5.250%	10/1/54	749	598
	Waste Connections Inc.	3.050%	4/1/50	1,050	663

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Waste Connections Inc.	2.950%	1/15/52	1,716	1,044
Waste Management Inc.	4.875%	2/15/34	2,535	2,398
Waste Management Inc.	2.950%	6/1/41	2,060	1,413
Waste Management Inc.	4.150%	7/15/49	1,250	992
Waste Management Inc.	2.500%	11/15/50	1,230	697
WW Grainger Inc.	4.600%	6/15/45	1,490	1,275
WW Grainger Inc.	3.750%	5/15/46	1,299	969
WW Grainger Inc.	4.200%	5/15/47	966	789
Xylem Inc.	4.375%	11/1/46	925	696
				333,196
Materials (1.7%)
Air Products and Chemicals Inc.	2.700%	5/15/40	1,135	778
Air Products and Chemicals Inc.	2.800%	5/15/50	1,470	927
Albemarle Corp.	5.450%	12/1/44	1,050	906
Albemarle Corp.	5.650%	6/1/52	1,000	836
ArcelorMittal SA	7.000%	10/15/39	1,370	1,371
ArcelorMittal SA	6.750%	3/1/41	850	811
Barrick Gold Corp.	6.450%	10/15/35	971	984
Barrick North America Finance LLC	5.700%	5/30/41	1,820	1,740
Barrick North America Finance LLC	5.750%	5/1/43	1,721	1,652
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	2,141	2,114
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,995	1,631
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	5,783	5,214
BHP Billiton Finance USA Ltd.	5.500%	9/8/53	1,500	1,436
Celanese US Holdings LLC	6.700%	11/15/33	1,900	1,850
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	924	754
CF Industries Inc.	5.150%	3/15/34	1,220	1,119
CF Industries Inc.	4.950%	6/1/43	2,100	1,694
CF Industries Inc.	5.375%	3/15/44	763	652
Dow Chemical Co.	4.250%	10/1/34	1,043	906
Dow Chemical Co.	9.400%	5/15/39	427	540
Dow Chemical Co.	5.250%	11/15/41	2,488	2,213
Dow Chemical Co.	4.375%	11/15/42	2,656	2,073
Dow Chemical Co.	4.625%	10/1/44	983	779
Dow Chemical Co.	5.550%	11/30/48	2,410	2,154
Dow Chemical Co.	4.800%	5/15/49	1,215	976
Dow Chemical Co.	3.600%	11/15/50	2,495	1,673
Dow Chemical Co.	6.900%	5/15/53	1,215	1,274
DuPont de Nemours Inc.	5.319%	11/15/38	2,551	2,380
DuPont de Nemours Inc.	5.419%	11/15/48	3,433	3,147
Eastman Chemical Co.	4.800%	9/1/42	2,255	1,817
Eastman Chemical Co.	4.650%	10/15/44	967	743
Ecolab Inc.	2.125%	8/15/50	980	513
Ecolab Inc.	2.700%	12/15/51	2,255	1,321
Ecolab Inc.	2.750%	8/18/55	1,389	785
FMC Corp.	4.500%	10/1/49	1,955	1,334
FMC Corp.	6.375%	5/18/53	790	694
Freeport-McMoRan Inc.	5.400%	11/14/34	1,460	1,327
Freeport-McMoRan Inc.	5.450%	3/15/43	3,554	3,044
International Flavors & Fragrances Inc.	4.375%	6/1/47	1,390	933
International Flavors & Fragrances Inc.	5.000%	9/26/48	1,118	835
International Paper Co.	5.000%	9/15/35	1,955	1,828
International Paper Co.	6.000%	11/15/41	1,197	1,148
International Paper Co.	4.800%	6/15/44	1,792	1,464
International Paper Co.	4.400%	8/15/47	1,500	1,156
International Paper Co.	4.350%	8/15/48	1,180	915
Linde Inc.	3.550%	11/7/42	1,553	1,154
Linde Inc.	2.000%	8/10/50	452	230

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lubrizol Corp.	6.500%	10/1/34	640	713
	LYB International Finance BV	5.250%	7/15/43	1,630	1,376
	LYB International Finance BV	4.875%	3/15/44	1,181	948
	LYB International Finance III LLC	3.375%	10/1/40	1,533	1,043
	LYB International Finance III LLC	4.200%	10/15/49	2,462	1,740
	LYB International Finance III LLC	4.200%	5/1/50	2,065	1,453
	LYB International Finance III LLC	3.625%	4/1/51	1,970	1,255
	LYB International Finance III LLC	3.800%	10/1/60	810	494
	LyondellBasell Industries NV	4.625%	2/26/55	2,240	1,651
	Martin Marietta Materials Inc.	3.200%	7/15/51	1,330	832
	Mosaic Co.	5.450%	11/15/33	1,059	993
	Mosaic Co.	4.875%	11/15/41	1,167	929
	Mosaic Co.	5.625%	11/15/43	638	556
[2]	Newmont Corp.	5.875%	4/1/35	1,297	1,275
	Newmont Corp.	6.250%	10/1/39	1,440	1,434
	Newmont Corp.	4.875%	3/15/42	1,961	1,678
	Newmont Corp.	5.450%	6/9/44	850	760
	Nucor Corp.	6.400%	12/1/37	730	753
	Nucor Corp.	2.979%	12/15/55	3,730	2,120
	Nutrien Ltd.	4.125%	3/15/35	1,768	1,465
	Nutrien Ltd.	5.875%	12/1/36	1,424	1,350
	Nutrien Ltd.	5.625%	12/1/40	1,280	1,156
	Nutrien Ltd.	4.900%	6/1/43	1,305	1,072
	Nutrien Ltd.	5.250%	1/15/45	1,120	951
	Nutrien Ltd.	5.000%	4/1/49	2,301	1,890
	Nutrien Ltd.	5.800%	3/27/53	1,026	941
	Packaging Corp. of America	4.050%	12/15/49	830	603
	Packaging Corp. of America	3.050%	10/1/51	494	294
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,543	1,499
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,354	2,200
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	2,300	1,368
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,580	1,392
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,331	1,074
	Rio Tinto Finance USA plc	5.125%	3/9/53	2,000	1,815
	RPM International Inc.	5.250%	6/1/45	400	331
	RPM International Inc.	4.250%	1/15/48	765	549
	Sherwin-Williams Co.	4.550%	8/1/45	1,196	946
	Sherwin-Williams Co.	4.500%	6/1/47	2,148	1,717
	Sherwin-Williams Co.	3.800%	8/15/49	1,881	1,327
	Sherwin-Williams Co.	3.300%	5/15/50	856	541
	Southern Copper Corp.	7.500%	7/27/35	2,035	2,238
	Southern Copper Corp.	6.750%	4/16/40	2,145	2,243
	Southern Copper Corp.	5.250%	11/8/42	2,698	2,329
	Southern Copper Corp.	5.875%	4/23/45	3,090	2,876
	Steel Dynamics Inc.	3.250%	10/15/50	850	514
	Teck Resources Ltd.	6.125%	10/1/35	641	613
	Teck Resources Ltd.	6.000%	8/15/40	1,445	1,294
	Teck Resources Ltd.	5.200%	3/1/42	1,265	1,029
	Teck Resources Ltd.	5.400%	2/1/43	811	680
	Vale Overseas Ltd.	8.250%	1/17/34	1,183	1,318
	Vale Overseas Ltd.	6.875%	11/21/36	2,850	2,862
	Vale Overseas Ltd.	6.875%	11/10/39	2,350	2,354
	Vale SA	5.625%	9/11/42	650	589
	Vulcan Materials Co.	4.500%	6/15/47	1,235	988
	Westlake Corp.	2.875%	8/15/41	590	365
	Westlake Corp.	5.000%	8/15/46	1,546	1,235
	Westlake Corp.	4.375%	11/15/47	1,380	1,009
	Westlake Corp.	3.125%	8/15/51	884	509

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westlake Corp.	3.375%	8/15/61	957	529
					137,883
Real Estate (0.7%)
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	2,921	2,215
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	783	688
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	945	740
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,870	1,300
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	785	442
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	3,245	2,050
	American Homes 4 Rent LP	3.375%	7/15/51	1,000	597
	American Homes 4 Rent LP	4.300%	4/15/52	677	488
	American Tower Corp.	5.900%	11/15/33	600	586
	American Tower Corp.	3.700%	10/15/49	1,675	1,091
	American Tower Corp.	3.100%	6/15/50	2,014	1,173
	American Tower Corp.	2.950%	1/15/51	2,281	1,287
[2]	AvalonBay Communities Inc.	3.900%	10/15/46	740	522
[2]	AvalonBay Communities Inc.	4.150%	7/1/47	525	395
	Boston Properties LP	6.500%	1/15/34	756	721
	Camden Property Trust	3.350%	11/1/49	685	453
	CBRE Services Inc.	5.950%	8/15/34	1,550	1,462
	Corporate Office Properties LP	2.900%	12/1/33	1,339	937
	Crown Castle Inc.	2.900%	4/1/41	3,032	1,943
	Crown Castle Inc.	4.750%	5/15/47	428	333
	Crown Castle Inc.	5.200%	2/15/49	788	658
	Crown Castle Inc.	4.000%	11/15/49	802	555
	Crown Castle Inc.	4.150%	7/1/50	860	613
	Crown Castle Inc.	3.250%	1/15/51	1,829	1,112
	Equinix Inc.	3.000%	7/15/50	1,121	656
	Equinix Inc.	2.950%	9/15/51	1,468	835
	Equinix Inc.	3.400%	2/15/52	605	381
	ERP Operating LP	4.500%	7/1/44	1,585	1,254
	ERP Operating LP	4.000%	8/1/47	850	601
	Essex Portfolio LP	4.500%	3/15/48	596	443
	Essex Portfolio LP	2.650%	9/1/50	624	324
	Federal Realty OP LP	4.500%	12/1/44	830	613
	Healthpeak OP LLC	6.750%	2/1/41	880	871
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	610	444
	Kilroy Realty LP	2.650%	11/15/33	630	423
	Kimco Realty OP LLC	4.250%	4/1/45	675	490
	Kimco Realty OP LLC	4.125%	12/1/46	750	518
	Kimco Realty OP LLC	4.450%	9/1/47	516	382
	Kimco Realty OP LLC	3.700%	10/1/49	735	482
	Mid-America Apartments LP	2.875%	9/15/51	720	416
	NNN REIT Inc.	5.600%	10/15/33	975	918
	NNN REIT Inc.	3.500%	4/15/51	1,580	994
	NNN REIT Inc.	3.000%	4/15/52	1,236	694
	Prologis LP	4.375%	9/15/48	773	598
	Prologis LP	3.050%	3/1/50	1,260	773
	Prologis LP	3.000%	4/15/50	1,485	904
	Prologis LP	2.125%	10/15/50	1,410	708
	Prologis LP	5.250%	6/15/53	1,852	1,661
	Public Storage Operating Co.	5.350%	8/1/53	1,300	1,185
	Realty Income Corp.	4.650%	3/15/47	1,700	1,384
	Regency Centers LP	4.400%	2/1/47	770	570
	Regency Centers LP	4.650%	3/15/49	614	469
	Simon Property Group LP	6.750%	2/1/40	1,277	1,302
	Simon Property Group LP	4.750%	3/15/42	1,135	914
	Simon Property Group LP	4.250%	10/1/44	526	386

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	4.250%	11/30/46	1,895	1,379
	Simon Property Group LP	3.250%	9/13/49	2,145	1,328
	Simon Property Group LP	3.800%	7/15/50	940	635
	Simon Property Group LP	5.850%	3/8/53	1,094	1,012
	UDR Inc.	3.100%	11/1/34	775	585
	Ventas Realty LP	5.700%	9/30/43	1,535	1,323
	Ventas Realty LP	4.875%	4/15/49	955	727
	VICI Properties LP	5.625%	5/15/52	1,730	1,442
	Welltower OP LLC	6.500%	3/15/41	925	911
	Welltower OP LLC	4.950%	9/1/48	1,270	1,040
	Weyerhaeuser Co.	4.000%	3/9/52	1,175	849
					56,185
Technology (4.3%)
	Analog Devices Inc.	2.800%	10/1/41	1,695	1,128
	Analog Devices Inc.	2.950%	10/1/51	1,770	1,101
	Apple Inc.	4.500%	2/23/36	1,695	1,612
	Apple Inc.	2.375%	2/8/41	1,460	974
	Apple Inc.	3.850%	5/4/43	6,803	5,491
	Apple Inc.	4.450%	5/6/44	2,710	2,420
	Apple Inc.	3.450%	2/9/45	4,190	3,147
	Apple Inc.	4.375%	5/13/45	4,269	3,673
	Apple Inc.	4.650%	2/23/46	6,931	6,167
	Apple Inc.	3.850%	8/4/46	6,278	4,939
	Apple Inc.	3.750%	9/12/47	3,249	2,513
	Apple Inc.	3.750%	11/13/47	2,546	1,962
	Apple Inc.	2.950%	9/11/49	3,186	2,102
	Apple Inc.	2.650%	5/11/50	1,697	1,034
	Apple Inc.	2.400%	8/20/50	2,205	1,290
	Apple Inc.	2.650%	2/8/51	7,720	4,684
	Apple Inc.	2.700%	8/5/51	4,241	2,579
	Apple Inc.	3.950%	8/8/52	3,205	2,504
	Apple Inc.	4.850%	5/10/53	2,988	2,738
	Apple Inc.	2.550%	8/20/60	3,763	2,153
	Apple Inc.	2.800%	2/8/61	5,347	3,126
	Apple Inc.	2.850%	8/5/61	2,849	1,668
	Apple Inc.	4.100%	8/8/62	540	416
	Applied Materials Inc.	5.100%	10/1/35	1,620	1,587
	Applied Materials Inc.	5.850%	6/15/41	1,580	1,597
	Applied Materials Inc.	4.350%	4/1/47	375	317
	Applied Materials Inc.	2.750%	6/1/50	1,710	1,079
[4]	Broadcom Inc.	3.469%	4/15/34	5,383	4,222
[4]	Broadcom Inc.	3.137%	11/15/35	6,735	4,908
[4]	Broadcom Inc.	3.187%	11/15/36	5,540	3,973
[4]	Broadcom Inc.	4.926%	5/15/37	5,217	4,494
[4]	Broadcom Inc.	3.500%	2/15/41	5,920	4,100
[4]	Broadcom Inc.	3.750%	2/15/51	3,440	2,292
	Cisco Systems Inc.	5.900%	2/15/39	4,502	4,632
	Cisco Systems Inc.	5.500%	1/15/40	4,053	3,983
	Corning Inc.	4.700%	3/15/37	1,150	1,017
	Corning Inc.	5.750%	8/15/40	1,013	955
	Corning Inc.	4.750%	3/15/42	350	297
	Corning Inc.	5.350%	11/15/48	1,771	1,577
	Corning Inc.	3.900%	11/15/49	660	469
	Corning Inc.	4.375%	11/15/57	1,265	950
	Corning Inc.	5.850%	11/15/68	496	443
	Corning Inc.	5.450%	11/15/79	1,864	1,553
	Dell International LLC	8.100%	7/15/36	2,631	2,933
[4]	Dell International LLC	3.375%	12/15/41	2,047	1,371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dell International LLC	8.350%	7/15/46	1,651	1,923
[4]	Dell International LLC	3.450%	12/15/51	2,350	1,458
	Fidelity National Information Services Inc.	3.100%	3/1/41	2,145	1,417
	Fidelity National Information Services Inc.	4.500%	8/15/46	366	275
	Fidelity National Information Services Inc.	5.625%	7/15/52	1,335	1,212
	Fiserv Inc.	4.400%	7/1/49	4,200	3,218
	Global Payments Inc.	4.150%	8/15/49	2,628	1,806
	Global Payments Inc.	5.950%	8/15/52	859	768
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,366	3,267
	HP Inc.	6.000%	9/15/41	2,830	2,658
	Intel Corp.	4.600%	3/25/40	845	733
	Intel Corp.	2.800%	8/12/41	2,380	1,555
	Intel Corp.	4.250%	12/15/42	1,205	958
	Intel Corp.	5.625%	2/10/43	1,848	1,757
	Intel Corp.	4.900%	7/29/45	1,935	1,746
	Intel Corp.	4.100%	5/19/46	3,670	2,810
	Intel Corp.	4.100%	5/11/47	1,240	946
	Intel Corp.	3.734%	12/8/47	4,746	3,370
	Intel Corp.	3.250%	11/15/49	5,295	3,376
	Intel Corp.	4.750%	3/25/50	2,430	2,003
	Intel Corp.	3.050%	8/12/51	3,890	2,349
	Intel Corp.	4.900%	8/5/52	3,690	3,097
	Intel Corp.	5.700%	2/10/53	5,106	4,787
	Intel Corp.	3.100%	2/15/60	2,340	1,344
	Intel Corp.	3.200%	8/12/61	1,365	791
	Intel Corp.	5.050%	8/5/62	1,815	1,519
	Intel Corp.	5.900%	2/10/63	2,770	2,627
	International Business Machines Corp.	4.150%	5/15/39	2,848	2,311
	International Business Machines Corp.	5.600%	11/30/39	1,820	1,737
	International Business Machines Corp.	2.850%	5/15/40	1,195	802
	International Business Machines Corp.	4.000%	6/20/42	1,935	1,501
	International Business Machines Corp.	4.250%	5/15/49	5,958	4,602
	International Business Machines Corp.	2.950%	5/15/50	1,685	1,008
	International Business Machines Corp.	3.430%	2/9/52	1,280	835
	International Business Machines Corp.	5.100%	2/6/53	3,125	2,744
	Intuit Inc.	5.500%	9/15/53	750	719
	Juniper Networks Inc.	5.950%	3/15/41	795	717
	KLA Corp.	5.000%	3/15/49	695	611
	KLA Corp.	3.300%	3/1/50	1,609	1,070
	KLA Corp.	4.950%	7/15/52	2,910	2,542
	KLA Corp.	5.250%	7/15/62	1,835	1,645
	Kyndryl Holdings Inc.	4.100%	10/15/41	1,010	661
	Lam Research Corp.	4.875%	3/15/49	2,674	2,330
	Lam Research Corp.	2.875%	6/15/50	1,929	1,194
	Lam Research Corp.	3.125%	6/15/60	515	309
	Micron Technology Inc.	3.366%	11/1/41	935	614
	Micron Technology Inc.	3.477%	11/1/51	990	605
	Microsoft Corp.	3.500%	2/12/35	2,718	2,365
	Microsoft Corp.	4.200%	11/3/35	960	887
	Microsoft Corp.	3.450%	8/8/36	5,062	4,267
	Microsoft Corp.	4.100%	2/6/37	2,902	2,621
	Microsoft Corp.	4.500%	10/1/40	2,490	2,281
	Microsoft Corp.	5.300%	2/8/41	608	613
	Microsoft Corp.	3.700%	8/8/46	7,666	6,014
	Microsoft Corp.	4.250%	2/6/47	90	78
	Microsoft Corp.	2.525%	6/1/50	9,174	5,586
	Microsoft Corp.	2.921%	3/17/52	14,731	9,665
	Microsoft Corp.	3.950%	8/8/56	582	462

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Microsoft Corp.	4.500%	2/6/57	1,655	1,452
Microsoft Corp.	2.675%	6/1/60	8,277	4,864
Microsoft Corp.	3.041%	3/17/62	4,973	3,141
Moody's Corp.	2.750%	8/19/41	1,881	1,223
Moody's Corp.	5.250%	7/15/44	1,825	1,646
Moody's Corp.	3.250%	5/20/50	871	554
Moody's Corp.	3.750%	2/25/52	1,000	705
Moody's Corp.	3.100%	11/29/61	775	448
Nokia OYJ	6.625%	5/15/39	1,095	976
NVIDIA Corp.	3.500%	4/1/40	2,622	2,067
NVIDIA Corp.	3.500%	4/1/50	4,047	2,949
NVIDIA Corp.	3.700%	4/1/60	877	639
NXP BV	3.250%	5/11/41	2,043	1,375
NXP BV	3.125%	2/15/42	1,595	1,038
NXP BV	3.250%	11/30/51	1,125	683
Oracle Corp.	4.300%	7/8/34	3,496	3,001
Oracle Corp.	3.900%	5/15/35	2,651	2,159
Oracle Corp.	3.850%	7/15/36	2,080	1,640
Oracle Corp.	3.800%	11/15/37	4,596	3,501
Oracle Corp.	6.500%	4/15/38	1,546	1,553
Oracle Corp.	6.125%	7/8/39	2,114	2,036
Oracle Corp.	3.600%	4/1/40	6,480	4,660
Oracle Corp.	5.375%	7/15/40	4,344	3,852
Oracle Corp.	3.650%	3/25/41	4,315	3,078
Oracle Corp.	4.125%	5/15/45	5,355	3,884
Oracle Corp.	4.000%	7/15/46	8,310	5,864
Oracle Corp.	4.000%	11/15/47	2,964	2,073
Oracle Corp.	3.600%	4/1/50	9,910	6,405
Oracle Corp.	3.950%	3/25/51	5,705	3,910
Oracle Corp.	6.900%	11/9/52	5,260	5,416
Oracle Corp.	5.550%	2/6/53	5,455	4,781
Oracle Corp.	4.375%	5/15/55	3,325	2,395
Oracle Corp.	3.850%	4/1/60	4,484	2,858
Oracle Corp.	4.100%	3/25/61	2,850	1,895
PayPal Holdings Inc.	3.250%	6/1/50	3,512	2,300
PayPal Holdings Inc.	5.050%	6/1/52	955	852
PayPal Holdings Inc.	5.250%	6/1/62	1,000	882
QUALCOMM Inc.	4.650%	5/20/35	2,213	2,078
QUALCOMM Inc.	4.800%	5/20/45	3,244	2,870
QUALCOMM Inc.	4.300%	5/20/47	3,404	2,741
QUALCOMM Inc.	4.500%	5/20/52	2,175	1,773
QUALCOMM Inc.	6.000%	5/20/53	2,670	2,695
S&P Global Inc.	3.250%	12/1/49	1,661	1,093
S&P Global Inc.	3.700%	3/1/52	1,645	1,188
S&P Global Inc.	2.300%	8/15/60	1,930	949
S&P Global Inc.	3.900%	3/1/62	895	645
Salesforce Inc.	2.700%	7/15/41	2,330	1,575
Salesforce Inc.	2.900%	7/15/51	4,376	2,730
Salesforce Inc.	3.050%	7/15/61	2,582	1,535
Texas Instruments Inc.	3.875%	3/15/39	1,799	1,479
Texas Instruments Inc.	4.150%	5/15/48	2,988	2,399
Texas Instruments Inc.	2.700%	9/15/51	1,102	665
Texas Instruments Inc.	5.000%	3/14/53	1,250	1,128
Texas Instruments Inc.	5.050%	5/18/63	2,513	2,234
TSMC Arizona Corp.	3.125%	10/25/41	1,995	1,439
TSMC Arizona Corp.	3.250%	10/25/51	2,005	1,348
TSMC Arizona Corp.	4.500%	4/22/52	2,050	1,746
Verisk Analytics Inc.	5.500%	6/15/45	878	772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Verisk Analytics Inc.	3.625%	5/15/50	1,175	786
					353,959
Utilities (5.9%)
[2]	AEP Texas Inc.	4.150%	5/1/49	690	498
[2]	AEP Texas Inc.	3.450%	1/15/50	1,195	770
	AEP Texas Inc.	3.450%	5/15/51	848	537
	AEP Texas Inc.	5.250%	5/15/52	1,025	879
	AEP Transmission Co. LLC	4.000%	12/1/46	943	721
	AEP Transmission Co. LLC	3.750%	12/1/47	1,295	938
	AEP Transmission Co. LLC	3.800%	6/15/49	660	477
	AEP Transmission Co. LLC	3.150%	9/15/49	390	249
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	2,060	1,453
[2]	AEP Transmission Co. LLC	2.750%	8/15/51	895	513
[2]	AEP Transmission Co. LLC	4.500%	6/15/52	1,045	846
	AEP Transmission Co. LLC	5.400%	3/15/53	1,122	1,043
	Alabama Power Co.	6.125%	5/15/38	380	378
	Alabama Power Co.	6.000%	3/1/39	897	884
	Alabama Power Co.	3.850%	12/1/42	390	296
	Alabama Power Co.	4.150%	8/15/44	897	689
	Alabama Power Co.	3.750%	3/1/45	1,748	1,266
	Alabama Power Co.	4.300%	1/2/46	1,341	1,040
[2]	Alabama Power Co.	3.700%	12/1/47	1,380	971
[2]	Alabama Power Co.	4.300%	7/15/48	1,126	867
	Alabama Power Co.	3.450%	10/1/49	1,239	825
	Alabama Power Co.	3.125%	7/15/51	1,067	651
	Alabama Power Co.	3.000%	3/15/52	620	374
	Ameren Illinois Co.	4.150%	3/15/46	1,172	905
	Ameren Illinois Co.	3.700%	12/1/47	545	397
	Ameren Illinois Co.	4.500%	3/15/49	1,364	1,125
	Ameren Illinois Co.	3.250%	3/15/50	881	578
	Ameren Illinois Co.	2.900%	6/15/51	644	386
	Ameren Illinois Co.	5.900%	12/1/52	650	650
	American Electric Power Co. Inc.	3.250%	3/1/50	960	590
	American Water Capital Corp.	6.593%	10/15/37	1,404	1,496
	American Water Capital Corp.	4.300%	12/1/42	1,035	842
	American Water Capital Corp.	4.300%	9/1/45	725	572
	American Water Capital Corp.	3.750%	9/1/47	1,046	763
	American Water Capital Corp.	4.200%	9/1/48	873	681
	American Water Capital Corp.	4.150%	6/1/49	545	423
	American Water Capital Corp.	3.450%	5/1/50	2,249	1,533
	American Water Capital Corp.	3.250%	6/1/51	1,410	922
	Appalachian Power Co.	7.000%	4/1/38	1,978	2,102
	Appalachian Power Co.	4.400%	5/15/44	718	542
	Appalachian Power Co.	4.450%	6/1/45	1,163	896
[2]	Appalachian Power Co.	4.500%	3/1/49	1,021	776
[2]	Appalachian Power Co.	3.700%	5/1/50	1,220	818
	Arizona Public Service Co.	5.050%	9/1/41	577	489
	Arizona Public Service Co.	4.500%	4/1/42	825	651
	Arizona Public Service Co.	4.350%	11/15/45	1,005	755
	Arizona Public Service Co.	3.750%	5/15/46	1,260	861
	Arizona Public Service Co.	4.200%	8/15/48	850	611
	Arizona Public Service Co.	4.250%	3/1/49	632	456
	Arizona Public Service Co.	3.500%	12/1/49	594	378
	Atmos Energy Corp.	5.500%	6/15/41	950	901
	Atmos Energy Corp.	4.150%	1/15/43	1,580	1,260
	Atmos Energy Corp.	4.125%	10/15/44	1,067	834
	Atmos Energy Corp.	4.300%	10/1/48	320	255
	Atmos Energy Corp.	4.125%	3/15/49	1,170	898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atmos Energy Corp.	3.375%	9/15/49	2,295	1,533
	Atmos Energy Corp.	2.850%	2/15/52	943	564
	Atmos Energy Corp.	5.750%	10/15/52	500	488
	Avista Corp.	4.350%	6/1/48	849	645
	Avista Corp.	4.000%	4/1/52	882	626
	Baltimore Gas & Electric Co.	6.350%	10/1/36	753	776
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,168	794
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,052	750
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,253	963
	Baltimore Gas & Electric Co.	3.200%	9/15/49	1,023	655
	Baltimore Gas & Electric Co.	2.900%	6/15/50	291	174
	Baltimore Gas & Electric Co.	5.400%	6/1/53	1,175	1,077
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	3,374	3,391
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	774	757
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,358	1,194
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,511	1,202
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	2,241	1,559
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,989	2,307
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	2,402	1,771
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	1,645	946
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	2,186	1,700
	Black Hills Corp.	4.200%	9/15/46	1,045	750
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	870	630
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	1,504	1,232
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,857	1,405
[2]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	2,176	1,717
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,618	1,078
[2]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/52	875	610
[2]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	407	352
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	905	845
	CenterPoint Energy Inc.	3.700%	9/1/49	815	545
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	607	580
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	625	464
	Cleco Corporate Holdings LLC	4.973%	5/1/46	883	667
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	748	708
	CMS Energy Corp.	4.875%	3/1/44	1,100	942
	Commonwealth Edison Co.	5.900%	3/15/36	1,305	1,305
	Commonwealth Edison Co.	6.450%	1/15/38	1,250	1,295
	Commonwealth Edison Co.	4.600%	8/15/43	1,135	955
	Commonwealth Edison Co.	4.700%	1/15/44	1,775	1,501
	Commonwealth Edison Co.	3.700%	3/1/45	1,100	799
	Commonwealth Edison Co.	3.650%	6/15/46	2,220	1,564
[2]	Commonwealth Edison Co.	3.750%	8/15/47	1,309	940
	Commonwealth Edison Co.	4.000%	3/1/48	1,676	1,269
	Commonwealth Edison Co.	4.000%	3/1/49	1,800	1,347
[2]	Commonwealth Edison Co.	3.200%	11/15/49	1,247	792
	Commonwealth Edison Co.	3.000%	3/1/50	699	430
[2]	Commonwealth Edison Co.	3.125%	3/15/51	1,281	804
[2]	Commonwealth Edison Co.	2.750%	9/1/51	615	350
	Commonwealth Edison Co.	5.300%	2/1/53	1,534	1,408
	Connecticut Light & Power Co.	4.300%	4/15/44	592	472
	Connecticut Light & Power Co.	4.000%	4/1/48	1,410	1,075
	Connecticut Light & Power Co.	5.250%	1/15/53	1,590	1,450
[2]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	785	736
[2]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	819	797
[2]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	1,495	1,498
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,195	1,272
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	1,150	1,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	665	623
[2]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,185	934
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	758	569
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,661	1,331
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	1,199	952
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,305	936
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,212	869
[2]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	1,207	978
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	2,070	1,535
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,140	843
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	1,143	714
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	1,296	1,308
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,311	1,035
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,280	942
[2]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,050	744
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,030	1,539
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	645	420
[2]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,105	617
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	635	411
	Constellation Energy Generation LLC	6.125%	1/15/34	1,200	1,200
	Constellation Energy Generation LLC	6.250%	10/1/39	1,900	1,841
	Constellation Energy Generation LLC	5.600%	6/15/42	1,561	1,401
	Constellation Energy Generation LLC	6.500%	10/1/53	1,275	1,280
	Consumers Energy Co.	3.950%	5/15/43	420	324
	Consumers Energy Co.	3.250%	8/15/46	843	566
	Consumers Energy Co.	3.950%	7/15/47	982	739
	Consumers Energy Co.	4.050%	5/15/48	1,303	1,003
	Consumers Energy Co.	4.350%	4/15/49	1,259	1,015
	Consumers Energy Co.	3.750%	2/15/50	722	523
	Consumers Energy Co.	3.100%	8/15/50	1,300	833
	Consumers Energy Co.	3.500%	8/1/51	1,521	1,051
	Consumers Energy Co.	2.650%	8/15/52	465	267
	Consumers Energy Co.	4.200%	9/1/52	490	382
	Consumers Energy Co.	2.500%	5/1/60	911	475
	Dayton Power & Light Co.	3.950%	6/15/49	823	580
	Delmarva Power & Light Co.	4.150%	5/15/45	713	536
[2]	Dominion Energy Inc.	5.950%	6/15/35	1,750	1,709
[2]	Dominion Energy Inc.	3.300%	4/15/41	1,649	1,123
[2]	Dominion Energy Inc.	4.900%	8/1/41	1,213	1,011
[2]	Dominion Energy Inc.	4.050%	9/15/42	1,195	875
	Dominion Energy Inc.	4.700%	12/1/44	861	686
[2]	Dominion Energy Inc.	4.600%	3/15/49	610	475
[2]	Dominion Energy Inc.	4.850%	8/15/52	1,764	1,423
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	1,050	1,048
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,025	955
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	515	428
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	806	692
[2]	DTE Electric Co.	4.000%	4/1/43	645	497
	DTE Electric Co.	4.300%	7/1/44	510	409
	DTE Electric Co.	3.700%	3/15/45	815	588
	DTE Electric Co.	3.700%	6/1/46	1,675	1,198
	DTE Electric Co.	3.750%	8/15/47	1,012	730
[2]	DTE Electric Co.	4.050%	5/15/48	1,305	990
	DTE Electric Co.	3.950%	3/1/49	783	582
	DTE Electric Co.	2.950%	3/1/50	1,077	666
[2]	DTE Electric Co.	3.250%	4/1/51	1,348	868
	DTE Electric Co.	5.400%	4/1/53	1,315	1,230
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,012	1,007

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	6.000%	1/15/38	670	673
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,392	1,390
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,498	1,388
	Duke Energy Carolinas LLC	4.250%	12/15/41	1,275	1,019
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,215	931
	Duke Energy Carolinas LLC	3.750%	6/1/45	800	574
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,400	1,013
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,220	866
	Duke Energy Carolinas LLC	3.950%	3/15/48	1,242	912
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,905	1,215
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,455	975
	Duke Energy Carolinas LLC	5.350%	1/15/53	1,793	1,641
	Duke Energy Carolinas LLC	5.400%	1/15/54	865	798
	Duke Energy Corp.	3.300%	6/15/41	1,896	1,299
	Duke Energy Corp.	3.750%	9/1/46	3,020	2,082
	Duke Energy Corp.	3.950%	8/15/47	1,462	1,032
	Duke Energy Corp.	4.200%	6/15/49	1,590	1,159
	Duke Energy Corp.	3.500%	6/15/51	1,765	1,140
	Duke Energy Corp.	5.000%	8/15/52	2,535	2,104
	Duke Energy Corp.	6.100%	9/15/53	1,500	1,455
	Duke Energy Florida LLC	6.350%	9/15/37	1,374	1,405
	Duke Energy Florida LLC	6.400%	6/15/38	899	927
	Duke Energy Florida LLC	5.650%	4/1/40	1,154	1,095
	Duke Energy Florida LLC	3.400%	10/1/46	1,247	836
	Duke Energy Florida LLC	4.200%	7/15/48	822	634
	Duke Energy Florida LLC	3.000%	12/15/51	1,200	727
	Duke Energy Florida LLC	5.950%	11/15/52	1,190	1,170
	Duke Energy Indiana LLC	6.120%	10/15/35	876	869
	Duke Energy Indiana LLC	6.350%	8/15/38	891	909
[2]	Duke Energy Indiana LLC	4.900%	7/15/43	1,140	978
	Duke Energy Indiana LLC	3.750%	5/15/46	1,140	804
[2]	Duke Energy Indiana LLC	3.250%	10/1/49	2,412	1,534
	Duke Energy Indiana LLC	2.750%	4/1/50	910	520
	Duke Energy Ohio Inc.	3.700%	6/15/46	1,214	844
	Duke Energy Ohio Inc.	4.300%	2/1/49	536	414
	Duke Energy Ohio Inc.	5.650%	4/1/53	825	778
	Duke Energy Progress LLC	6.300%	4/1/38	728	737
	Duke Energy Progress LLC	4.100%	5/15/42	759	588
	Duke Energy Progress LLC	4.100%	3/15/43	935	720
	Duke Energy Progress LLC	4.150%	12/1/44	984	751
	Duke Energy Progress LLC	4.200%	8/15/45	2,449	1,869
	Duke Energy Progress LLC	3.700%	10/15/46	767	534
	Duke Energy Progress LLC	3.600%	9/15/47	985	686
	Duke Energy Progress LLC	2.500%	8/15/50	803	439
	Duke Energy Progress LLC	2.900%	8/15/51	1,390	817
	Duke Energy Progress LLC	4.000%	4/1/52	1,002	729
	Duke Energy Progress LLC	5.350%	3/15/53	1,280	1,163
	El Paso Electric Co.	6.000%	5/15/35	688	658
	El Paso Electric Co.	5.000%	12/1/44	620	501
	Emera US Finance LP	4.750%	6/15/46	2,522	1,862
	Entergy Arkansas LLC	5.300%	9/15/33	600	578
	Entergy Arkansas LLC	4.200%	4/1/49	677	508
	Entergy Arkansas LLC	2.650%	6/15/51	1,385	768
	Entergy Arkansas LLC	3.350%	6/15/52	430	274
	Entergy Corp.	3.750%	6/15/50	1,490	985
	Entergy Louisiana LLC	4.950%	1/15/45	1,491	1,249
	Entergy Louisiana LLC	4.200%	9/1/48	2,756	2,083
	Entergy Louisiana LLC	4.200%	4/1/50	757	571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	2.900%	3/15/51	1,117	657
	Entergy Louisiana LLC	4.750%	9/15/52	550	450
	Entergy Mississippi LLC	3.850%	6/1/49	1,832	1,312
	Entergy Texas Inc.	4.500%	3/30/39	500	417
	Entergy Texas Inc.	3.550%	9/30/49	1,221	826
	Entergy Texas Inc.	5.800%	9/1/53	1,000	953
	Essential Utilities Inc.	4.276%	5/1/49	1,020	750
	Essential Utilities Inc.	3.351%	4/15/50	1,389	865
	Essential Utilities Inc.	5.300%	5/1/52	1,075	922
	Evergy Kansas Central Inc.	4.125%	3/1/42	808	623
	Evergy Kansas Central Inc.	4.100%	4/1/43	930	696
	Evergy Kansas Central Inc.	4.250%	12/1/45	857	652
	Evergy Kansas Central Inc.	3.450%	4/15/50	525	347
	Evergy Metro Inc.	5.300%	10/1/41	955	870
	Evergy Metro Inc.	4.200%	6/15/47	632	479
	Evergy Metro Inc.	4.200%	3/15/48	655	499
[2]	Evergy Metro Inc.	4.125%	4/1/49	1,175	862
	Exelon Corp.	5.625%	6/15/35	1,050	1,006
	Exelon Corp.	5.100%	6/15/45	2,388	2,043
	Exelon Corp.	4.450%	4/15/46	1,571	1,223
	Exelon Corp.	4.700%	4/15/50	1,792	1,427
	Exelon Corp.	4.100%	3/15/52	805	580
	Exelon Corp.	5.600%	3/15/53	1,335	1,215
	Florida Power & Light Co.	5.625%	4/1/34	829	831
	Florida Power & Light Co.	4.950%	6/1/35	1,245	1,175
	Florida Power & Light Co.	5.650%	2/1/37	943	922
	Florida Power & Light Co.	5.950%	2/1/38	785	791
	Florida Power & Light Co.	5.960%	4/1/39	955	959
	Florida Power & Light Co.	5.690%	3/1/40	1,084	1,067
	Florida Power & Light Co.	5.250%	2/1/41	1,010	942
	Florida Power & Light Co.	4.050%	6/1/42	1,194	950
	Florida Power & Light Co.	3.800%	12/15/42	1,045	803
	Florida Power & Light Co.	4.050%	10/1/44	1,122	877
	Florida Power & Light Co.	3.700%	12/1/47	1,730	1,255
	Florida Power & Light Co.	3.950%	3/1/48	2,073	1,577
	Florida Power & Light Co.	4.125%	6/1/48	1,270	987
	Florida Power & Light Co.	3.150%	10/1/49	1,732	1,130
	Florida Power & Light Co.	2.875%	12/4/51	1,886	1,145
	Florida Power & Light Co.	5.300%	4/1/53	1,522	1,414
[2]	Georgia Power Co.	4.750%	9/1/40	1,635	1,381
	Georgia Power Co.	4.300%	3/15/42	2,478	1,984
	Georgia Power Co.	4.300%	3/15/43	1,150	909
[2]	Georgia Power Co.	3.700%	1/30/50	1,425	996
[2]	Georgia Power Co.	3.250%	3/15/51	1,290	818
	Iberdrola International BV	6.750%	7/15/36	1,001	1,067
[2]	Idaho Power Co.	4.200%	3/1/48	863	671
[2]	Idaho Power Co.	5.500%	3/15/53	875	806
[2]	Idaho Power Co.	5.800%	4/1/54	1,000	958
[2]	Indiana Michigan Power Co.	4.550%	3/15/46	1,125	914
[2]	Indiana Michigan Power Co.	3.750%	7/1/47	569	394
	Indiana Michigan Power Co.	3.250%	5/1/51	1,279	804
	Indiana Michigan Power Co.	5.625%	4/1/53	1,150	1,081
	Interstate Power & Light Co.	6.250%	7/15/39	499	489
	Interstate Power & Light Co.	3.700%	9/15/46	790	534
	Interstate Power & Light Co.	3.100%	11/30/51	1,130	664
	ITC Holdings Corp.	5.300%	7/1/43	901	777
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	943	840
	Kentucky Utilities Co.	5.125%	11/1/40	1,479	1,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky Utilities Co.	4.375%	10/1/45	1,347	1,045
	Kentucky Utilities Co.	3.300%	6/1/50	920	597
	Louisville Gas & Electric Co.	4.250%	4/1/49	930	710
	MidAmerican Energy Co.	4.800%	9/15/43	1,408	1,201
	MidAmerican Energy Co.	4.250%	5/1/46	855	666
	MidAmerican Energy Co.	3.950%	8/1/47	1,886	1,425
	MidAmerican Energy Co.	3.650%	8/1/48	2,225	1,585
	MidAmerican Energy Co.	4.250%	7/15/49	2,108	1,644
	MidAmerican Energy Co.	5.850%	9/15/54	1,500	1,479
[2]	Mississippi Power Co.	4.250%	3/15/42	1,650	1,275
	National Grid USA	5.803%	4/1/35	453	430
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	550	429
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	988	757
[2]	Nevada Power Co.	6.650%	4/1/36	1,498	1,529
[2]	Nevada Power Co.	6.750%	7/1/37	767	801
[2]	Nevada Power Co.	3.125%	8/1/50	1,200	727
[2]	Nevada Power Co.	5.900%	5/1/53	590	567
	Nevada Power Co.	6.000%	3/15/54	750	733
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	630	371
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	1,550	1,341
	NiSource Inc.	5.950%	6/15/41	828	794
	NiSource Inc.	5.250%	2/15/43	1,877	1,653
	NiSource Inc.	4.800%	2/15/44	2,108	1,733
	NiSource Inc.	5.650%	2/1/45	1,090	988
	NiSource Inc.	4.375%	5/15/47	1,957	1,503
	NiSource Inc.	3.950%	3/30/48	1,651	1,179
	Northern States Power Co.	6.250%	6/1/36	890	910
	Northern States Power Co.	6.200%	7/1/37	1,550	1,582
	Northern States Power Co.	5.350%	11/1/39	675	636
	Northern States Power Co.	4.125%	5/15/44	1,325	1,028
	Northern States Power Co.	4.000%	8/15/45	1,254	935
	Northern States Power Co.	3.600%	9/15/47	1,010	712
	Northern States Power Co.	2.900%	3/1/50	1,605	984
	Northern States Power Co.	2.600%	6/1/51	1,126	638
	Northern States Power Co.	3.200%	4/1/52	1,110	709
	Northern States Power Co.	4.500%	6/1/52	1,260	1,025
	Northern States Power Co.	5.100%	5/15/53	1,900	1,698
	NorthWestern Corp.	4.176%	11/15/44	949	712
	NSTAR Electric Co.	5.500%	3/15/40	847	792
	NSTAR Electric Co.	4.400%	3/1/44	1,085	880
	NSTAR Electric Co.	4.950%	9/15/52	1,031	891
	Oglethorpe Power Corp.	5.950%	11/1/39	1,010	950
	Oglethorpe Power Corp.	5.375%	11/1/40	952	818
	Oglethorpe Power Corp.	4.500%	4/1/47	1,000	746
	Oglethorpe Power Corp.	5.050%	10/1/48	927	758
	Oglethorpe Power Corp.	5.250%	9/1/50	690	581
	Ohio Edison Co.	6.875%	7/15/36	450	470
	Ohio Power Co.	4.150%	4/1/48	785	589
	Ohio Power Co.	4.000%	6/1/49	934	680
[2]	Ohio Power Co.	2.900%	10/1/51	765	454
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	996	744
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	665	472
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	618	707
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	575	540
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	870	731
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	673	639
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,095	810
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	392	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,264	966
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	972	701
[2]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,956	1,240
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	975	694
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	584	332
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,030	899
[4]	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	1,000	870
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	860	800
	ONE Gas Inc.	4.658%	2/1/44	1,230	992
	ONE Gas Inc.	4.500%	11/1/48	828	635
	Pacific Gas & Electric Co.	4.500%	7/1/40	4,149	3,087
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,230	863
	Pacific Gas & Electric Co.	4.750%	2/15/44	3,240	2,388
	Pacific Gas & Electric Co.	4.300%	3/15/45	1,224	824
	Pacific Gas & Electric Co.	3.950%	12/1/47	2,565	1,638
	Pacific Gas & Electric Co.	4.950%	7/1/50	6,727	5,022
	Pacific Gas & Electric Co.	3.500%	8/1/50	4,345	2,590
	Pacific Gas & Electric Co.	5.250%	3/1/52	1,200	919
	Pacific Gas & Electric Co.	6.750%	1/15/53	3,085	2,897
	Pacific Gas & Electric Co.	6.700%	4/1/53	1,725	1,617
	PacifiCorp	5.250%	6/15/35	617	559
	PacifiCorp	6.100%	8/1/36	790	779
	PacifiCorp	6.250%	10/15/37	2,818	2,797
	PacifiCorp	6.350%	7/15/38	1,055	1,043
	PacifiCorp	6.000%	1/15/39	1,547	1,459
	PacifiCorp	4.100%	2/1/42	572	417
	PacifiCorp	4.125%	1/15/49	1,427	1,006
	PacifiCorp	4.150%	2/15/50	1,259	887
	PacifiCorp	3.300%	3/15/51	1,505	902
	PacifiCorp	2.900%	6/15/52	1,073	591
	PacifiCorp	5.350%	12/1/53	1,970	1,634
	PacifiCorp	5.500%	5/15/54	1,213	1,028
	PECO Energy Co.	5.950%	10/1/36	590	595
	PECO Energy Co.	4.150%	10/1/44	833	648
	PECO Energy Co.	3.700%	9/15/47	998	721
	PECO Energy Co.	3.900%	3/1/48	1,065	797
	PECO Energy Co.	3.000%	9/15/49	950	591
	PECO Energy Co.	3.050%	3/15/51	555	343
	PECO Energy Co.	2.850%	9/15/51	745	437
	PECO Energy Co.	4.600%	5/15/52	609	502
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	350	284
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	560	367
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,030	636
	Potomac Electric Power Co.	6.500%	11/15/37	1,270	1,326
	Potomac Electric Power Co.	4.150%	3/15/43	1,685	1,330
	PPL Electric Utilities Corp.	6.250%	5/15/39	1,037	1,058
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,110	859
	PPL Electric Utilities Corp.	3.950%	6/1/47	631	477
	PPL Electric Utilities Corp.	4.150%	6/15/48	1,117	866
	PPL Electric Utilities Corp.	5.250%	5/15/53	1,540	1,402
	Progress Energy Inc.	6.000%	12/1/39	1,010	978
[2]	Public Service Co. of Colorado	6.250%	9/1/37	1,086	1,091
	Public Service Co. of Colorado	6.500%	8/1/38	341	351
	Public Service Co. of Colorado	3.600%	9/15/42	645	458
	Public Service Co. of Colorado	4.300%	3/15/44	545	422
	Public Service Co. of Colorado	3.800%	6/15/47	1,220	860
	Public Service Co. of Colorado	4.100%	6/15/48	1,244	911
	Public Service Co. of Colorado	4.050%	9/15/49	781	569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Public Service Co. of Colorado	2.700%	1/15/51	1,054	591
[2]	Public Service Co. of Colorado	4.500%	6/1/52	1,235	961
	Public Service Co. of Colorado	5.250%	4/1/53	2,109	1,838
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,740	1,233
	Public Service Co. of New Hampshire	5.150%	1/15/53	637	574
[2]	Public Service Electric & Gas Co.	5.800%	5/1/37	743	729
[2]	Public Service Electric & Gas Co.	3.950%	5/1/42	705	555
[2]	Public Service Electric & Gas Co.	3.650%	9/1/42	395	294
[2]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,817	1,346
[2]	Public Service Electric & Gas Co.	3.600%	12/1/47	681	487
[2]	Public Service Electric & Gas Co.	4.050%	5/1/48	1,325	1,025
[2]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,245	920
[2]	Public Service Electric & Gas Co.	3.200%	8/1/49	897	591
[2]	Public Service Electric & Gas Co.	2.700%	5/1/50	886	523
[2]	Public Service Electric & Gas Co.	2.050%	8/1/50	794	407
[2]	Public Service Electric & Gas Co.	5.125%	3/15/53	1,140	1,040
	Public Service Electric & Gas Co.	5.450%	8/1/53	323	307
	Puget Sound Energy Inc.	6.274%	3/15/37	552	548
	Puget Sound Energy Inc.	5.757%	10/1/39	800	755
	Puget Sound Energy Inc.	5.795%	3/15/40	900	851
	Puget Sound Energy Inc.	5.638%	4/15/41	540	503
	Puget Sound Energy Inc.	4.300%	5/20/45	864	658
	Puget Sound Energy Inc.	4.223%	6/15/48	1,246	940
	Puget Sound Energy Inc.	3.250%	9/15/49	1,091	690
	San Diego Gas & Electric Co.	6.000%	6/1/39	435	423
	San Diego Gas & Electric Co.	4.500%	8/15/40	938	785
[2]	San Diego Gas & Electric Co.	3.750%	6/1/47	900	638
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,055	801
[2]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,217	773
	San Diego Gas & Electric Co.	3.700%	3/15/52	1,050	725
	San Diego Gas & Electric Co.	5.350%	4/1/53	1,225	1,109
	Sempra	3.800%	2/1/38	1,974	1,532
	Sempra	6.000%	10/15/39	1,204	1,144
	Sempra	4.000%	2/1/48	2,012	1,448
[4]	Sierra Pacific Power Co.	5.900%	3/15/54	1,150	1,101
	Southern California Edison Co.	6.000%	1/15/34	1,750	1,738
[2]	Southern California Edison Co.	5.750%	4/1/35	1,413	1,369
[2]	Southern California Edison Co.	5.350%	7/15/35	1,235	1,171
	Southern California Edison Co.	5.625%	2/1/36	963	901
[2]	Southern California Edison Co.	5.550%	1/15/37	1,051	979
[2]	Southern California Edison Co.	5.950%	2/1/38	1,485	1,434
	Southern California Edison Co.	6.050%	3/15/39	950	916
	Southern California Edison Co.	5.500%	3/15/40	995	907
	Southern California Edison Co.	4.500%	9/1/40	1,677	1,366
	Southern California Edison Co.	4.050%	3/15/42	1,489	1,112
[2]	Southern California Edison Co.	3.900%	3/15/43	981	715
	Southern California Edison Co.	4.650%	10/1/43	2,395	1,946
[2]	Southern California Edison Co.	3.600%	2/1/45	1,720	1,177
	Southern California Edison Co.	4.000%	4/1/47	2,275	1,647
[2]	Southern California Edison Co.	4.125%	3/1/48	1,065	785
[2]	Southern California Edison Co.	4.875%	3/1/49	741	604
	Southern California Edison Co.	3.650%	2/1/50	1,175	791
[2]	Southern California Edison Co.	2.950%	2/1/51	1,305	770
[2]	Southern California Edison Co.	3.650%	6/1/51	1,100	730
	Southern California Edison Co.	3.450%	2/1/52	1,710	1,086
[2]	Southern California Edison Co.	5.450%	6/1/52	755	665
	Southern California Edison Co.	5.700%	3/1/53	835	764
	Southern California Edison Co.	5.875%	12/1/53	500	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Gas Co.	5.125%	11/15/40	621	555
	Southern California Gas Co.	3.750%	9/15/42	768	552
[2]	Southern California Gas Co.	4.125%	6/1/48	965	710
[2]	Southern California Gas Co.	4.300%	1/15/49	1,249	944
[2]	Southern California Gas Co.	3.950%	2/15/50	959	680
	Southern California Gas Co.	6.350%	11/15/52	1,275	1,305
	Southern California Gas Co.	5.750%	6/1/53	1,000	932
	Southern Co.	4.250%	7/1/36	2,025	1,690
	Southern Co.	4.400%	7/1/46	3,567	2,764
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,487	1,392
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	970	736
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,250	870
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,575	1,188
	Southern Power Co.	5.150%	9/15/41	1,066	916
	Southern Power Co.	5.250%	7/15/43	746	631
[2]	Southern Power Co.	4.950%	12/15/46	844	677
	Southwest Gas Corp.	3.800%	9/29/46	760	512
	Southwest Gas Corp.	4.150%	6/1/49	815	567
	Southwestern Electric Power Co.	6.200%	3/15/40	970	935
[2]	Southwestern Electric Power Co.	3.900%	4/1/45	1,015	704
[2]	Southwestern Electric Power Co.	3.850%	2/1/48	701	478
	Southwestern Electric Power Co.	3.250%	11/1/51	1,438	864
	Southwestern Public Service Co.	4.500%	8/15/41	996	799
	Southwestern Public Service Co.	3.400%	8/15/46	610	393
	Southwestern Public Service Co.	3.700%	8/15/47	610	418
[2]	Southwestern Public Service Co.	4.400%	11/15/48	540	410
[2]	Southwestern Public Service Co.	3.150%	5/1/50	1,181	726
	Tampa Electric Co.	4.100%	6/15/42	665	510
	Tampa Electric Co.	4.350%	5/15/44	930	715
	Tampa Electric Co.	4.300%	6/15/48	1,150	873
	Tampa Electric Co.	4.450%	6/15/49	935	724
	Tampa Electric Co.	3.625%	6/15/50	1,125	761
	Tampa Electric Co.	3.450%	3/15/51	1,080	694
	Toledo Edison Co.	6.150%	5/15/37	617	618
	Tucson Electric Power Co.	4.850%	12/1/48	1,015	822
	Tucson Electric Power Co.	4.000%	6/15/50	850	601
	Tucson Electric Power Co.	5.500%	4/15/53	800	724
	Union Electric Co.	5.300%	8/1/37	629	590
	Union Electric Co.	8.450%	3/15/39	710	860
	Union Electric Co.	3.900%	9/15/42	921	696
	Union Electric Co.	3.650%	4/15/45	1,135	797
	Union Electric Co.	4.000%	4/1/48	840	617
	Union Electric Co.	3.250%	10/1/49	831	524
	Union Electric Co.	2.625%	3/15/51	1,662	932
	Union Electric Co.	3.900%	4/1/52	665	486
	Union Electric Co.	5.450%	3/15/53	985	909
[2]	Virginia Electric & Power Co.	6.000%	1/15/36	1,527	1,523
[2]	Virginia Electric & Power Co.	6.000%	5/15/37	2,293	2,272
	Virginia Electric & Power Co.	6.350%	11/30/37	1,846	1,852
	Virginia Electric & Power Co.	4.000%	1/15/43	1,011	771
[2]	Virginia Electric & Power Co.	4.650%	8/15/43	1,382	1,130
[2]	Virginia Electric & Power Co.	4.200%	5/15/45	1,124	850
[2]	Virginia Electric & Power Co.	4.000%	11/15/46	1,270	924
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	2,093	1,482
	Virginia Electric & Power Co.	4.600%	12/1/48	1,225	988
	Virginia Electric & Power Co.	3.300%	12/1/49	1,092	704
	Virginia Electric & Power Co.	2.450%	12/15/50	2,387	1,273
	Virginia Electric & Power Co.	2.950%	11/15/51	2,062	1,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Virginia Electric & Power Co.	4.625%	5/15/52	1,182	954
	Virginia Electric & Power Co.	5.450%	4/1/53	1,380	1,258
	Virginia Electric & Power Co.	5.700%	8/15/53	1,120	1,051
[2]	Washington Gas Light Co.	3.796%	9/15/46	895	620
[2]	Washington Gas Light Co.	3.650%	9/15/49	955	635
	Wisconsin Electric Power Co.	5.700%	12/1/36	475	461
	Wisconsin Electric Power Co.	4.300%	10/15/48	536	418
	Wisconsin Power & Light Co.	6.375%	8/15/37	540	547
	Wisconsin Power & Light Co.	3.650%	4/1/50	670	454
	Wisconsin Public Service Corp.	3.671%	12/1/42	635	442
	Wisconsin Public Service Corp.	4.752%	11/1/44	909	764
	Wisconsin Public Service Corp.	2.850%	12/1/51	630	368
	Xcel Energy Inc.	6.500%	7/1/36	727	733
	Xcel Energy Inc.	3.500%	12/1/49	1,106	720
					491,949
Total Corporate Bonds (Cost $4,997,659)					3,887,356
Sovereign Bonds (3.2%)
	Equinor ASA	3.625%	4/6/40	2,045	1,575
	Equinor ASA	5.100%	8/17/40	305	284
	Equinor ASA	4.250%	11/23/41	2,165	1,792
	Equinor ASA	3.950%	5/15/43	2,762	2,187
	Equinor ASA	4.800%	11/8/43	1,000	872
	Equinor ASA	3.250%	11/18/49	3,220	2,156
	Equinor ASA	3.700%	4/6/50	2,443	1,781
	European Investment Bank	4.875%	2/15/36	3,852	3,866
	Export-Import Bank of Korea	2.500%	6/29/41	1,105	736
[2]	Inter-American Development Bank	3.875%	10/28/41	1,840	1,555
	Inter-American Development Bank	3.200%	8/7/42	1,810	1,380
	Inter-American Development Bank	4.375%	1/24/44	1,680	1,503
[2]	International Bank for Reconstruction & Development	4.750%	2/15/35	795	781
[6]	KFW	0.000%	4/18/36	5,670	3,096
[6]	KFW	0.000%	6/29/37	4,559	2,346
[2]	Oriental Republic of Uruguay	5.750%	10/28/34	2,823	2,886
[2]	Oriental Republic of Uruguay	7.625%	3/21/36	1,544	1,774
[2]	Oriental Republic of Uruguay	4.125%	11/20/45	1,498	1,223
[2]	Oriental Republic of Uruguay	5.100%	6/18/50	8,062	7,155
[2]	Oriental Republic of Uruguay	4.975%	4/20/55	4,983	4,319
	Province of British Columbia	7.250%	9/1/36	665	795
[2]	Republic of Chile	3.500%	1/31/34	2,720	2,245
[2]	Republic of Chile	4.950%	1/5/36	3,617	3,317
[2]	Republic of Chile	3.100%	5/7/41	5,370	3,654
[2]	Republic of Chile	4.340%	3/7/42	4,601	3,721
	Republic of Chile	3.860%	6/21/47	2,260	1,652
[2]	Republic of Chile	3.500%	1/25/50	4,335	2,892
[2]	Republic of Chile	4.000%	1/31/52	1,785	1,299
[2]	Republic of Chile	5.330%	1/5/54	2,345	2,090
[2]	Republic of Chile	3.100%	1/22/61	3,950	2,247
[2]	Republic of Chile	3.250%	9/21/71	2,791	1,586
	Republic of Hungary	7.625%	3/29/41	3,338	3,488
	Republic of Indonesia	4.350%	1/11/48	3,510	2,790
	Republic of Indonesia	5.350%	2/11/49	1,957	1,791
	Republic of Indonesia	3.700%	10/30/49	2,385	1,670
	Republic of Indonesia	3.500%	2/14/50	1,595	1,082
	Republic of Indonesia	4.200%	10/15/50	3,425	2,618
	Republic of Indonesia	3.050%	3/12/51	3,041	1,972
[2]	Republic of Indonesia	4.300%	3/31/52	1,960	1,517

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Republic of Indonesia	5.450%	9/20/52	1,035	953
[2]	Republic of Indonesia	5.650%	1/11/53	1,310	1,251
[2]	Republic of Indonesia	3.200%	9/23/61	916	545
	Republic of Indonesia	4.450%	4/15/70	2,156	1,635
	Republic of Indonesia	3.350%	3/12/71	1,595	956
	Republic of Italy	4.000%	10/17/49	4,228	2,893
	Republic of Italy	3.875%	5/6/51	5,870	3,835
	Republic of Korea	4.125%	6/10/44	2,313	1,949
	Republic of Korea	3.875%	9/20/48	369	292
[2]	Republic of Panama	6.400%	2/14/35	5,085	4,919
[2]	Republic of Panama	6.700%	1/26/36	3,862	3,817
[2,5]	Republic of Panama	6.875%	1/31/36	1,000	1,001
[2]	Republic of Panama	4.500%	5/15/47	2,245	1,579
[2]	Republic of Panama	4.500%	4/16/50	4,872	3,331
[2]	Republic of Panama	4.300%	4/29/53	3,328	2,173
[2]	Republic of Panama	6.853%	3/28/54	2,460	2,286
[2]	Republic of Panama	4.500%	4/1/56	5,210	3,434
[2]	Republic of Panama	3.870%	7/23/60	5,425	3,132
[2]	Republic of Panama	4.500%	1/19/63	2,990	1,939
	Republic of Peru	8.750%	11/21/33	3,335	3,969
[2]	Republic of Peru	3.000%	1/15/34	5,248	4,038
[2]	Republic of Peru	6.550%	3/14/37	2,417	2,500
[2]	Republic of Peru	3.300%	3/11/41	1,905	1,317
	Republic of Peru	5.625%	11/18/50	5,751	5,311
[2]	Republic of Peru	3.550%	3/10/51	3,150	2,074
[2]	Republic of Peru	2.780%	12/1/60	4,053	2,155
[2]	Republic of Peru	3.600%	1/15/72	2,120	1,258
[2]	Republic of Peru	3.230%	7/28/21	1,967	1,027
[2]	Republic of Poland	4.875%	10/4/33	5,050	4,689
[2]	Republic of Poland	5.500%	4/4/53	5,060	4,571
	Republic of the Philippines	6.375%	10/23/34	3,713	3,914
	Republic of the Philippines	5.000%	1/13/37	2,655	2,471
	Republic of the Philippines	3.950%	1/20/40	4,594	3,639
	Republic of the Philippines	3.700%	3/1/41	2,845	2,142
	Republic of the Philippines	3.700%	2/2/42	4,495	3,353
	Republic of the Philippines	2.950%	5/5/45	3,021	1,929
	Republic of the Philippines	2.650%	12/10/45	2,957	1,778
	Republic of the Philippines	3.200%	7/6/46	4,450	2,928
	Republic of the Philippines	4.200%	3/29/47	1,900	1,482
	Republic of the Philippines	5.950%	10/13/47	980	972
	Republic of the Philippines	5.500%	1/17/48	2,950	2,771
	State of Israel	4.500%	1/30/43	3,408	2,858
	State of Israel	4.125%	1/17/48	2,050	1,566
	State of Israel	3.375%	1/15/50	4,152	2,747
	State of Israel	3.875%	7/3/50	4,085	2,963
	State of Israel	4.500%	4/3/20	1,688	1,214
[2]	United Mexican States	3.500%	2/12/34	5,315	4,156
[2]	United Mexican States	6.750%	9/27/34	3,380	3,416
[2]	United Mexican States	6.350%	2/9/35	5,202	5,091
	United Mexican States	6.050%	1/11/40	5,360	4,960
[2]	United Mexican States	4.280%	8/14/41	5,225	3,866
[2]	United Mexican States	4.750%	3/8/44	8,964	6,873
	United Mexican States	5.550%	1/21/45	4,942	4,252
	United Mexican States	4.600%	1/23/46	4,691	3,461
	United Mexican States	4.350%	1/15/47	2,179	1,539
	United Mexican States	4.600%	2/10/48	2,996	2,181
[2]	United Mexican States	4.500%	1/31/50	3,807	2,744
[2]	United Mexican States	5.000%	4/27/51	4,687	3,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	United Mexican States	4.400%	2/12/52	4,440	3,080
[2]	United Mexican States	6.338%	5/4/53	5,965	5,441
[2]	United Mexican States	3.771%	5/24/61	5,972	3,500
[2]	United Mexican States	5.750%	10/12/10	5,271	4,189
Total Sovereign Bonds (Cost $332,610)					261,603
Taxable Municipal Bonds (2.6%)
	Alabama Federal AID Highway Finance Authority SO Revenue	2.650%	9/1/37	750	559
	Alameda County CA Joint Powers Authority Lease Revenue	7.046%	12/1/44	675	763
	American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	6.449%	2/15/44	755	789
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	7.834%	2/15/41	645	756
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	5.939%	2/15/47	395	390
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Projects)	8.084%	2/15/50	1,270	1,589
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/40	670	729
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/49	2,285	2,444
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/50	1,480	1,718
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	910	1,046
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.126%	4/1/55	750	479
	Broward County FL Airport System Revenue	3.477%	10/1/43	745	578
	California GO	7.500%	4/1/34	3,385	3,905
	California GO	4.600%	4/1/38	1,350	1,211
	California GO	7.550%	4/1/39	6,020	7,083
	California GO	7.300%	10/1/39	3,305	3,747
	California GO	7.350%	11/1/39	2,550	2,904
	California GO	7.625%	3/1/40	2,365	2,772
	California GO	7.600%	11/1/40	3,710	4,381
	California GO	5.200%	3/1/43	500	455
	California Health Facilities Financing Authority Revenue (Social Bonds-Federally Taxable)	4.353%	6/1/41	200	168
	California State Taxable Various Purpose GO	5.125%	3/1/38	1,200	1,129
	California State University Systemwide Revenue	3.899%	11/1/47	200	156
	California State University Systemwide Revenue	2.897%	11/1/51	650	420
	California State University Systemwide Revenue	2.975%	11/1/51	1,385	879
	California State University Systemwide Revenue	2.719%	11/1/52	725	450
	California State University Systemwide Revenue	2.939%	11/1/52	725	449
	California State University Systemwide Revenue	5.183%	11/1/53	300	274
	Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.491%	11/1/39	800	790
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	650	427
	Chicago IL Metropolitan Water Reclamation District GO	5.720%	12/1/38	1,245	1,258
	Chicago IL O'Hare International Airport Revenue	6.395%	1/1/40	650	691
	Chicago IL O'Hare International Airport Revenue	4.472%	1/1/49	300	256
	Chicago IL O'Hare International Airport Revenue	4.572%	1/1/54	690	592
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	3,870	4,175
	Clark County NV Airport System Revenue	6.820%	7/1/45	800	897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Pennsylvania Revenue	3.864%	6/1/38	1,000	845
	Commonwealth Financing Authority Pennsylvania Revenue	3.807%	6/1/41	975	780
	Commonwealth Financing Authority Pennsylvania Revenue	2.991%	6/1/42	670	467
	Cook County IL GO	6.229%	11/15/34	925	951
	Dallas County TX Hospital District GO	5.621%	8/15/44	850	842
	Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	1,045	1,076
	Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	990	911
	Dallas TX Convention Center Hotel Development Corp. Hotel Revenue	7.088%	1/1/42	715	762
[7]	Dallas TX Independent School District GO	6.450%	2/15/35	1,495	1,502
	Dallas-Fort Worth TX International Airport Revenue	2.994%	11/1/38	955	743
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	625	460
	Dallas-Fort Worth TX International Airport Revenue	3.144%	11/1/45	1,375	968
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/46	625	420
	Dallas-Fort Worth TX International Airport Revenue	2.919%	11/1/50	800	539
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	600	476
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	400	337
	District of Columbia Income Tax Revenue (Federally Taxable-Build America Bonds)	5.591%	12/1/34	1,000	1,000
	District of Columbia Water & Sewer Authority Public Utility Revenue	4.814%	10/1/14	725	617
	East Bay CA Municipal Utility District Water System Revenue	5.874%	6/1/40	850	868
	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	4.094%	1/15/49	1,165	888
[8]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/53	300	217
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	2,085	2,216
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	1,927	2,049
	Georgia Municipal Electric Power Authority Revenue	7.055%	4/1/57	519	508
	Georgia Water & Wastewater Revenue	2.257%	11/1/35	500	376
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/34	600	472
	Golden State Tobacco Securitization Corp. California Revenue	3.487%	6/1/36	500	378
	Golden State Tobacco Securitization Corp. California Revenue	3.115%	6/1/38	1,000	733
	Golden State Tobacco Securitization Corp. California Revenue	3.714%	6/1/41	750	526
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/42	800	556
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	870	790
	Golden State Tobacco Securitization Corp. California Revenue	4.214%	6/1/50	1,450	986
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/42	875	825

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	2,000	1,324
	Great Lakes Michigan Water Authority Sewage Disposal System Revenue	3.056%	7/1/39	575	428
	Houston TX GO	3.961%	3/1/47	1,135	931
	Idaho Energy Resources Authority Transmission Facilities Revenue (Bonneville Cooperation Project No.2)	2.861%	9/1/46	400	263
	Illinois GO	6.630%	2/1/35	2,603	2,625
	Illinois Toll Highway Authority Revenue	6.184%	1/1/34	790	814
	Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	3.051%	1/1/51	900	625
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	4.532%	1/1/35	1,050	989
	Jobs Ohio Beverage System Statewide Liquor Profits Revenue	2.833%	1/1/38	700	526
	Kansas Department of Transportation Highway Revenue	4.596%	9/1/35	775	726
	Kansas Development Finance Authority Revenue	4.927%	4/15/45	800	727
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/51	600	394
	Los Angeles CA Community College District GO	6.750%	8/1/49	1,190	1,351
[8]	Los Angeles CA Department of Airports International Revenue	4.242%	5/15/48	500	402
	Los Angeles CA Department of Water & Power Revenue	5.716%	7/1/39	575	575
	Los Angeles CA Department of Water & Power Revenue	6.574%	7/1/45	1,225	1,354
	Los Angeles CA Department of Water & Power Revenue	6.603%	7/1/50	925	1,048
	Los Angeles CA Unified School District GO	5.750%	7/1/34	1,960	1,976
	Los Angeles CA Unified School District GO	6.758%	7/1/34	2,065	2,232
	Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	1,025	1,032
	Los Angeles County CA Public Works Financing Authority Lease Revenue	7.618%	8/1/40	700	807
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.048%	12/1/34	700	681
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	4.475%	8/1/39	1,400	1,250
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/39	3,200	3,059
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/43	795	836
	Maryland Health & Higher Educational Facilities Authority Revenue	3.052%	7/1/40	750	522
	Maryland Health & Higher Educational Facilities Authority Revenue	3.197%	7/1/50	575	370
	Maryland Transportation Authority Facilities Projects Revenue	5.888%	7/1/43	850	853
	Massachusetts GO	2.663%	9/1/39	980	745
	Massachusetts GO	5.456%	12/1/39	1,485	1,479
	Massachusetts GO	2.813%	9/1/43	845	574
	Massachusetts GO	2.900%	9/1/49	580	375
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/39	1,005	1,015
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/40	960	729

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Transportation Fund Revenue	5.731%	6/1/40	865	866
Massachusetts Water Resources Authority Revenue	2.823%	8/1/41	600	431
Metropolitan Government of Nashville & Davidson County TN Convention Center Authority Tourism Tax Revenue	6.731%	7/1/43	675	722
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue	7.462%	10/1/46	730	853
Miami-Dade County FL Aviation Revenue (Miami International Airport)	4.280%	10/1/41	1,605	1,344
Miami-Dade County FL Water & Sewer Revenue	3.490%	10/1/42	605	466
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	350	286
Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.384%	12/1/40	1,170	875
Michigan State University Revenue	4.165%	8/15/22	1,000	707
Michigan Strategic Fund Ltd. Obligation Revenue	3.225%	9/1/47	700	494
Mississippi GO	5.245%	11/1/34	700	693
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.229%	5/15/50	1,000	684
Missouri Health & Educational Facilities Authority Revenue (Washington University)	3.652%	8/15/57	575	410
New Jersey Transportation Trust Fund Authority Transportation System Revenue	6.561%	12/15/40	805	854
New Jersey Turnpike Authority Revenue	7.414%	1/1/40	2,464	2,865
New Jersey Turnpike Authority Revenue	7.102%	1/1/41	3,660	4,141
New York City NY GO	5.517%	10/1/37	775	763
New York City NY GO	6.271%	12/1/37	850	890
New York City NY GO	5.263%	10/1/52	300	295
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.750%	6/15/41	625	624
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.724%	6/15/42	730	726
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.952%	6/15/42	600	613
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	6.011%	6/15/42	530	545
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.440%	6/15/43	935	903
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.882%	6/15/44	985	993
New York City NY Transitional Finance Authority Future Tax Revenue	5.767%	8/1/36	570	573
New York City NY Transitional Finance Authority Future Tax Revenue	5.508%	8/1/37	700	688
New York City NY Transitional Finance Authority Future Tax Revenue	5.572%	11/1/38	850	852
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	5.871%	11/15/39	815	776
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	740	753
New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	440	453
New York Metropolitan Transportation Authority Revenue (Climate Bond Certified)	5.175%	11/15/49	2,100	1,805
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,490	1,722
New York State Dormitory Authority Revenue (Personal Income Tax)	2.202%	3/15/34	215	161
New York State Dormitory Authority Revenue (Personal Income Tax)	5.628%	3/15/39	1,830	1,819

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.600%	3/15/40	770	752
New York State Thruway Authority General Revenue	2.900%	1/1/35	635	514
New York State Thruway Authority General Revenue	3.500%	1/1/42	1,100	844
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.770%	3/15/39	1,050	1,052
North Texas Tollway Authority System Revenue	3.011%	1/1/43	250	172
North Texas Tollway Authority System Revenue	6.718%	1/1/49	1,610	1,813
Ohio State University General Receipts Revenue	4.910%	6/1/40	1,250	1,151
Ohio State University General Receipts Revenue	4.800%	6/1/11	872	725
Ohio Turnpike Commission Revenue	3.216%	2/15/48	975	654
Oklahoma Development Finance Authority Revenue	4.851%	2/1/45	600	555
Oklahoma Development Finance Authority Revenue	4.380%	11/1/45	1,000	877
Oklahoma Development Finance Authority Revenue	4.714%	5/1/52	1,140	1,027
Oregon Department of Transportation Highway User Tax Revenue	5.834%	11/15/34	780	809
Pennsylvania State University Revenue	2.790%	9/1/43	750	521
Pennsylvania State University Revenue	2.840%	9/1/50	780	500
Pennsylvania Turnpike Commission Revenue	5.511%	12/1/45	920	879
Philadelphia PA Water & Wastewater Revenue	2.926%	7/1/45	625	414
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	875	869
Port Authority of New York & New Jersey Revenue	5.647%	11/1/40	715	710
Port Authority of New York & New Jersey Revenue	4.960%	8/1/46	1,000	885
Port Authority of New York & New Jersey Revenue	5.310%	8/1/46	875	794
Port Authority of New York & New Jersey Revenue	4.031%	9/1/48	675	536
Port Authority of New York & New Jersey Revenue	3.139%	2/15/51	800	542
Port Authority of New York & New Jersey Revenue	4.926%	10/1/51	1,720	1,558
Port Authority of New York & New Jersey Revenue	5.072%	7/15/53	1,000	922
Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	900	550
Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	4,145	3,415
Port Authority of New York & New Jersey Revenue	4.810%	10/15/65	1,050	926
Port Authority of New York & New Jersey Revenue	3.287%	8/1/69	635	391
Regional Transportation District of Colorado Sales Tax Revenue	5.844%	11/1/50	710	737
Riverside CA Pension Obligation Taxable Revenue Bonds	3.857%	6/1/45	575	462
Rutgers State University New Jersey Revenue	5.665%	5/1/40	660	651
Rutgers State University New Jersey Revenue	3.270%	5/1/43	400	290
Rutgers State University New Jersey Revenue	3.915%	5/1/19	705	456
Sales Tax Securitization Corp. Illinois Revenue	3.587%	1/1/43	1,190	935
Sales Tax Securitization Corp. Illinois Revenue	3.820%	1/1/48	725	548
Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	650	573
Salt River Projects Arizona Agricultural Improvement & Power District Revenue	4.839%	1/1/41	1,120	1,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Revenue	5.985%	2/1/39	750	765
	San Antonio TX Electric & Gas Systems Revenue	5.808%	2/1/41	550	552
	San Antonio TX Electric & Gas Systems Revenue	4.427%	2/1/42	750	655
	San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.911%	4/1/48	765	803
	San Diego County CA Water Authority Revenue	6.138%	5/1/49	1,175	1,236
	San Francisco CA City & County Public Utilities Commission Water Revenue	6.950%	11/1/50	915	1,039
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	775	669
	South Carolina Public Service Authority Revenue	6.454%	1/1/50	800	818
	Texas GO	5.517%	4/1/39	2,165	2,150
	Texas GO	3.211%	4/1/44	1,300	970
	Texas Natural Gas Securitization Finance Corp. Revenue	5.102%	4/1/35	2,525	2,476
	Texas Natural Gas Securitization Finance Corp. Revenue	5.169%	4/1/41	3,300	3,151
	Texas Private Activity Bond Surface Transportation Corp. Revenue (NTE Mobility Partners)	3.922%	12/31/49	1,525	1,148
	Texas Transportation Commission GO	4.681%	4/1/40	450	420
	Texas Transportation Commission GO	2.562%	4/1/42	660	460
	Texas Transportation Commission GO	2.472%	10/1/44	1,000	642
	Texas Transportation Commission State Highway Revenue	4.000%	10/1/33	685	625
[8]	Tucson City AZ COP	2.856%	7/1/47	725	487
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/48	1,075	1,158
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/49	675	729
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/50	1,425	904
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/53	1,375	1,160
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/60	1,560	978
	University of California Regents Medical Center Pooled Revenue	3.706%	5/15/20	565	350
	University of California Revenue	5.770%	5/15/43	980	982
	University of California Revenue	5.946%	5/15/45	600	610
	University of California Revenue	3.071%	5/15/51	1,000	622
	University of California Revenue	4.858%	5/15/12	1,440	1,185
	University of California Revenue	4.767%	5/15/15	1,200	969
	University of Michigan Revenue	2.437%	4/1/40	905	620
	University of Michigan Revenue	2.562%	4/1/50	500	299
	University of Michigan Revenue	3.504%	4/1/52	600	432
	University of Michigan Revenue	3.504%	4/1/52	500	360
	University of Michigan Revenue	4.454%	4/1/22	2,300	1,756
	University of Nebraska Student Fee Revenue	3.037%	10/1/49	775	536
[9]	University of Oregon Revenue	3.424%	3/1/60	650	441
	University of Pittsburgh Pennsylvania of the Commonwealth System of Higher Education Revenue	3.555%	9/15/19	725	437
	University of Texas Financing System Revenue	4.794%	8/15/46	1,075	1,006
	University of Texas Financing System Revenue	3.354%	8/15/47	800	580
	University of Texas Financing System Revenue	2.439%	8/15/49	600	358
	University of Texas Permanent University Fund Revenue	3.376%	7/1/47	690	501
	University of Texas Permanent University Fund Revenue	3.100%	7/1/49	1,000	690

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Virginia Revenue	2.256%	9/1/50	1,675	953
	University of Virginia Revenue	4.179%	9/1/17	975	725
	Washington GO	5.140%	8/1/40	860	814
[8]	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	3.846%	11/1/50	80	53
	Wisconsin General Fund Annual Appropriation Revenue	3.954%	5/1/36	875	767
Total Taxable Municipal Bonds (Cost $242,038)					214,739
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[10]	Vanguard Market Liquidity Fund (Cost $25,963)	5.391%		259,662	25,964
Total Investments (98.9%) (Cost $10,725,312)					8,179,815
Other Assets and Liabilities—Net (1.1%)					94,046
Net Assets (100%)					8,273,861
Cost is in $000.
1	U.S. government-guaranteed.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the aggregate value was $38,837,000, representing 0.5% of net assets.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2023.
6	Guaranteed by the Federal Republic of Germany.
7	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

COP—Certificate of Participation.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
SO—Special Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at September 30, 2023.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	3,790,153	—	3,790,153
Corporate Bonds	—	3,887,356	—	3,887,356
Sovereign Bonds	—	261,603	—	261,603
Taxable Municipal Bonds	—	214,739	—	214,739
Temporary Cash Investments	25,964	—	—	25,964
Total	25,964	8,153,851	—	8,179,815